AXP(R) State

Tax-Exempt

Funds

2000 semiannual report

Tax-exempt funds from the following states:

California

Massachusetts

Michigan

Minnesota

New York

Ohio

(icon of) lock

Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.

Twice the Tax Relief

Many people who want to reduce their tax burden favor municipal bonds because the interest they pay is generally free from federal tax. If you want to reduce state tax, too, you can invest in municipal bonds in the state you reside. Investments in municipal bonds are one of the best tax-advantaged investments still available to individuals. What's more, the money you invest is typically used by municipalities to fund projects such as schools and highways. So, with this investment, the benefits reach well beyond your pocketbook.

CONTENTS

From the Chairman                       3
From the Portfolio Manager              3
Fund Facts                              4
The 10 Largest Holdings                10
Financial Statements                   16
Notes to Financial Statements          23
Investments in Securities              40

(picture of)Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Funds' investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Funds' investment strategies and performance. The semiannual report contains other valuable information as well. The Funds' prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Funds' investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Paul B. Hylle
Paul B. Hylle
Portfolio manager

From the Portfolio Manager
An unusually positive environment for municipal bonds led to sharply rising prices during the past six months. The trend drove up AXP State Tax-Exempt Funds' net asset values, boosting total returns during the first half of the fiscal year -- July through December 2000.

Municipal bonds had a number of things going for them over the period. Most important, interest rates came down, as investors became increasingly convinced that economic growth was slowing down. That, they reasoned, would take upward pressure off inflation and persuade the Federal Reserve to refrain from raising short-term interest rates. (Ultimately, falling interest rates boost bond prices.) In addition, with the stock market on shaky ground, investors shifted more money into higher-quality, less-risky investments, including municipal bonds. Finally, within the municipal market, the supply/demand situation turned quite favorable, as the supply of new bonds declined while demand from individuals and institutions remained robust.

PRICES UP
As a result of those factors, municipal bond prices rose, enhancing the value of the Funds' holdings and, therefore, their net asset values. In fact, over the six months, the increases in the net asset values accounted for more of the Funds' total returns than the interest income, which normally is not the case. Still, the gain was muted a bit by my decision to keep a somewhat short duration in the portfolio. (Duration, a function of the average maturity of the bond holdings, affects the sensitivity of a fund's net asset value to changes in interest rates. In general, the longer the duration, the greater the sensitivity.)

Looking at the Funds' income component, because of the downturn in interest rates, newly issued bonds offered correspondingly lower interest. That, in turn, led to a slight decline in the Funds' monthly dividends. To mitigate the trend, I continued a long-standing strategy of not selling older, higher-yielding issues. That allowed the Funds' dividends to hold up relatively well.

As for conditions in the six states, all continued to enjoy excellent financial health, which led to upgrades of their credit ratings. Thanks to extremely strong demand, California bonds experienced the most price appreciation, resulting in an especially good return for that fund.

Given the municipal market's strength over the past six months, I think it's unlikely that we'll see a repeat of that performance in the second half of the fiscal year. In fact, it's possible that interest rates could drift slightly higher as the period progresses, holding back bond prices. Therefore, I plan to stay with a somewhat conservative strategy that focuses on maintaining the Fund's level of income and, consequently, its dividend payout to shareholders.

Paul B. Hylle

Fund Facts

AXP California Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                           $5.26
June 30, 2000                                                           $5.03
Increase                                                                $0.23

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                             $0.13
From long-term capital gains                                            $  --
Total distributions                                                     $0.13
Total return*                                                          +7.15%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                           $5.26
June 30, 2000                                                           $5.03
Increase                                                                $0.23

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                             $0.11
From long-term capital gains                                            $  --
Total distributions                                                     $0.11
Total return*                                                          +6.75%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                           $5.26
June 30, 2000                                                           $5.03
Increase                                                                $0.23

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                             $0.11
From long-term capital gains                                            $  --
Total distributions                                                     $0.11
Total return*                                                          +6.76%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

AXP Massachusetts Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                           $5.29
June 30, 2000                                                           $5.11
Increase                                                                $0.18

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                             $0.13
From long-term capital gains                                            $  --
Total distributions                                                     $0.13
Total return*                                                          +6.19%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                           $5.29
June 30, 2000                                                           $5.11
Increase                                                                $0.18

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                             $0.11
From long-term capital gains                                            $  --
Total distributions                                                     $0.11
Total return*                                                          +5.79%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                           $5.29
June 30, 2000                                                           $5.11
Increase                                                                $0.18

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                             $0.11
From long-term capital gains                                            $  --
Total distributions                                                     $0.11
Total return*                                                          +5.80%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

AXP Michigan Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                            $5.25
June 30, 2000                                                            $5.09
Increase                                                                 $0.16

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                              $0.13
From long-term capital gains                                             $  --
Total distributions                                                      $0.13
Total return*                                                           +5.81%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                            $5.25
June 30, 2000                                                            $5.09
Increase                                                                 $0.16

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                              $0.11
From long-term capital gains                                             $  --
Total distributions                                                      $0.11
Total return*                                                           +5.42%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                            $5.25
June 30, 2000                                                            $5.09
Increase                                                                 $0.16

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                              $0.11
From long-term capital gains                                             $  --
Total distributions                                                      $0.11
Total return*                                                           +5.34%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

AXP Minnesota Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                          $5.15
June 30, 2000                                                          $5.00
Increase                                                               $0.15

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                            $0.14
From long-term capital gains                                           $  --
Total distributions                                                    $0.14
Total return*                                                         +5.88%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                          $5.15
June 30, 2000                                                          $5.00
Increase                                                               $0.15

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                            $0.12
From long-term capital gains                                           $  --
Total distributions                                                    $0.12
Total return*                                                         +5.48%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                          $5.15
June 30, 2000                                                          $5.00
Increase                                                               $0.15

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                            $0.12
From long-term capital gains                                           $  --
Total distributions                                                    $0.12
Total return*                                                         +5.50%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

AXP New York Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                         $5.12
June 30, 2000                                                         $4.92
Increase                                                              $0.20

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                           $0.13
From long-term capital gains                                          $  --
Total distributions                                                   $0.13
Total return*                                                        +6.74%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                         $5.12
June 30, 2000                                                         $4.92
Increase                                                              $0.20

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                           $0.11
From long-term capital gains                                          $  --
Total distributions                                                   $0.11
Total return*                                                        +6.34%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                         $5.12
June 30, 2000                                                         $4.92
Increase                                                              $0.20

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                           $0.11
From long-term capital gains                                          $  --
Total distributions                                                   $0.11
Total return*                                                        +6.34%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

AXP Ohio Tax-Exempt Fund

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                       $5.28
June 30, 2000                                                       $5.13
Increase                                                            $0.15

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                         $0.13
From long-term capital gains                                        $  --
Total distributions                                                 $0.13
Total return*                                                      +5.58%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                       $5.28
June 30, 2000                                                       $5.13
Increase                                                            $0.15

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                         $0.11
From long-term capital gains                                        $  --
Total distributions                                                 $0.11
Total return*                                                      +5.19%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                       $5.28
June 30, 2000                                                       $5.13
Increase                                                            $0.15

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                         $0.11
From long-term capital gains                                        $  --
Total distributions                                                 $0.11
Total return*                                                      +5.10%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.


The 10 Largest Holdings

AXP California Tax-Exempt Fund

                                                             Percent                Value
                                                         (of net assets)    (as of Dec. 31, 2000)
Anaheim Public Finance Authority Revenue Bonds
Electric Utilities San Juan 2nd Series 1993
     5.75% 2022                                               4.53%              $11,474,735
Community Development Authority Health Facilities
Unihealth America Certificate of Participation
Series 1993 Inverse Floater
     7.37% 2011                                               2.46                 6,231,249
Statewide Community Development Authority
Revenue Certificate of Participation
St. Joseph Health System Group
Series 1994
     6.50% 2015                                               2.40                 6,073,760
San Diego County Water Authority Revenue Bonds
Certificates of Participation Series 1998A
     4.50% 2024                                               2.35                 5,953,827
Redding Redevelopment Agency Tax Allocation
Refunding Bonds Canby Hilltop Cypress Series 1993D
     5.00% 2023                                               1.84                 4,674,432
Fontana Redevelopment Agency
Refunding Certificate of Participation
Police Facility Series 1993
     5.63% 2016                                               1.82                 4,606,245
Northern California Transmission Select Auction
Variable Rate Security
& Residual Interest Revenue Bonds
Series 1993
     5.50% 2024                                               1.80                 4,561,965
Rancho Mirage Joint Powers Finance Authority
Certificate of Participation
Eisenhower Memorial Hospital Series 1992
     7.00% 2022                                               1.77                 4,485,918
Intercommunity Hospital Finance Authority
Certificate of Participation Series 1998
     5.25% 2019                                               1.53                 3,887,880
Fontana Unified School District San Bernardino
County General Obligation Convertible Capital
Appreciation Bonds Series 1995C
     6.15% 2020                                               1.51                 3,820,644

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 22.01% of net assets



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

The 10 Largest Holdings

AXP Massachusetts Tax-Exempt Fund

                                                                      Percent                       Value
                                                                  (of net assets)           (as of Dec. 31, 2000)
Boston City Hospital Refunding Revenue Bonds
Series B
     5.75% 2023                                                        3.78%                      $3,008,520
Health & Educational Facilities Authority
Revenue Bonds Suffolk University Series B
     6.35% 2022                                                        3.26                        2,593,278
Health & Educational Facilities Authority
Revenue Bonds Cape Cod Health System Series 1993A
     5.25% 2021                                                        3.11                        2,477,950
Industrial Finance Agency Pollution Control
Refunding Revenue Bonds Eastern Edison Series 1993
     5.88% 2008                                                        2.59                        2,060,960
State Health & Education Facilities Authority
Pre-refunded Revenue Bonds Boston College
Series 1991J
     6.63% 2021                                                        2.52                        2,003,263
State Turnpike Authority Metro Highway System
Senior Lien Revenue Bonds Toll Road Series 1997A
     5.00% 2037                                                        2.40                        1,910,180
State Health & Education Facilities Authority
College Revenue Bonds Brandeis University
Series 1998I
     4.75% 2028                                                        2.32                        1,849,900
Health & Educational Facilities Authority
Revenue Bonds Charlton Memorial Hospital Series 1991B
     7.25% 2013                                                        2.28                        1,811,408
Municipal Wholesale Electric Power
Supply System Refunding Revenue Bonds
Series 1994B
     4.75% 2011                                                        2.22                        1,769,425
Bay Transportation Authority
General Transportation System
Refunding Bonds Series 1992B
     6.20% 2016                                                        2.17                        1,727,865

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further details about these holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 26.65% of net assets




The 10 Largest Holdings

AXP Michigan Tax-Exempt Fund

                                                                       Percent                      Value
                                                                    (of net assets)          (as of Dec. 31, 2000)
Romulus Township School District Unlimited Tax
General Obligation Refunding Bonds
     5.75% 2022                                                          3.56%                    $2,569,199
State Building Authority Refunding Revenue Bonds
Series 1991I
     6.25% 2020                                                          3.14                      2,264,811
Grand Ledge Public Schools Unlimited Tax General
Obligation Refunding Bonds Eaton, Clinton & Ionia
Counties Series 1995
     5.38% 2024                                                          2.79                      2,012,119
State Strategic Fund Limited Tax Obligation Refunding
Revenue Bonds Ford Motor Series 1991A
     7.10% 2006                                                          2.57                      1,852,652
State Hospital Finance Authority Hospital Pre-refunded
Revenue Bonds McLaren Obligated Group Series 1991A
     7.50% 2021                                                          2.53                      1,826,528
Detroit Sewer Disposal Pre-refunded Revenue Bonds
     5.70% 2023                                                          2.33                      1,682,608
Troy City Downtown Development Authority
County of Oakland Development Bonds
Series 1995A
     6.38% 2018                                                          2.23                      1,610,835
Farmington Hills Hospital Finance Authority
Revenue Bonds Botsford General Hospital
Series 1992A
     6.50% 2022                                                          2.18                      1,568,865
State Strategic Fund Limited Tax Obligation Refunding
Revenue Bonds Detroit Edison Series 1992BB
     6.50% 2016                                                          2.16                      1,560,555
Buena Vista School District Saginaw County
School Building & Site Unlimited Tax
General Obligation Pre-refunded Bonds Series 1991
     7.20% 2016                                                          2.14                      1,545,735

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 25.63% of net assets


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

The 10 Largest Holdings

AXP Minnesota Tax-Exempt Fund

                                                                           Percent                       Value
                                                                       (of net assets)           (as of Dec. 31, 2000)
State University Board of Regents General Obligation
Bonds Series 1996A
     5.50% 2021                                                              3.39%                    $13,345,874
Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care System Revenue Bonds
Healthspan Series 1993A
     4.75% 2018                                                              3.25                      12,812,715
Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care System Revenue Bonds
Group Health Plan Series 1992
     6.75% 2013                                                              2.67                      10,517,115
Southern Minnesota Municipal Power Agency
Revenue Bonds
     4.75% 2016                                                              2.26                       8,906,272
Southern Minnesota Municipal Power Agency
Power Supply System Revenue Bonds
Zero Coupon Series 1994A
     6.67% 2019                                                              1.93                       7,616,310
St. Paul Housing & Redevelopment Authority
Sales Tax Revenue Bonds Civic Center
Escrowed to Maturity
     5.55% 2023                                                              1.92                       7,572,150
Hennepin County Lease Revenue Certificates of
Participation Series 1991
     6.80% 2017                                                              1.88                       7,423,130
Faribault Rice & Goodhue Counties Independent
School District #656 General Obligation School
Building Bonds Series 1995
     5.75% 2015                                                              1.84                       7,241,826
St. Louis Park Health Care Facilities
Revenue Bonds Healthsystem Minnesota
Obligated Group Series 1993B Inverse Floater
     3.51% 2013                                                              1.78                       7,026,250
Edina Multi-family Housing Revenue Bonds
Walker Assisted Living Series 1991
     9.00% 2031                                                              1.77                       6,967,879

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 22.69% of net assets


The 10 Largest Holdings

AXP New York Tax-Exempt Fund

                                                                          Percent                             Value
                                                                       (of net assets)                 (as of Dec. 31, 2000)
United Nations Development Senior Lien
Pre-refunded Revenue Bonds Series 1992A
     6.00% 2026                                                              4.75%                           $4,792,904
State Local Government Assistance Pre-refunded
Sales Tax Revenue Bonds Series 1991A
     7.00% 2016                                                              4.08                             4,109,479
State Dormitory Authority College Revenue Bonds
Consolidated City University System Series 1993A
     5.75% 2013                                                              3.26                             3,289,349
State Mortgage Agency Homeowner Mortgage
Revenue Bonds 27th Series 1992
     6.90% 2015                                                              3.11                             3,133,230
State Environmental Facilities State Water Revolving
Fund Pollution Control Revenue Bonds Series 1990A
     7.50% 2012                                                              3.05                             3,076,500
State Energy Research & Development Authority
Solid Waste Disposal Revenue Bonds
State Electric & Gas Company Series 1993A
A.M.T.
     5.70% 2028                                                              3.03                             3,056,970
State Energy Research & Development Authority
Pollution Control Refunding Revenue Bonds
Rochester Gas & Electric Series 1992B
A.M.T.
     6.50% 2032                                                              2.57                             2,592,125
State Urban Development Capital Correctional
Facilities Refunding Lease Revenue Bonds
Series 1994A
     5.25% 2021                                                              2.48                             2,502,175
State Thruway Authority Local Highway & Bridge
Service Contract Pre-refunded Revenue Bonds
Series 1991
     6.00% 2011                                                              2.48                             2,500,275
State Dormitory Authority State University
Educational Facilities Refunding Revenue Bonds
Series 1990B
     7.50% 2011                                                              2.23                             2,252,602

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 31.04% of net assets



The 10 Largest Holdings

AXP Ohio Tax-Exempt Fund

                                                                  Percent                             Value
                                                              (of net assets)                 (as of Dec. 31, 2000)
Lakota Local School District
Unlimited Tax Improvement General Obligation Bonds
     6.25% 2014                                                         3.08%                            $2,184,239
State Air Quality Development Authority Refunding
Revenue Bonds JMG Funding Limited Partnership
Series 1994 A.M.T.
     6.38% 2029                                                         2.99                              2,116,959
Erie County Hospital Improvement Refunding
Revenue Bonds Firelands Community Hospital Series 1992
     6.75% 2015                                                         2.91                              2,063,400
Lorain County Hospital Facilities
Refunding Revenue Bonds EMH Regional Medical Center
Series 1995
     5.38% 2021                                                         2.85                              2,015,200
State Municipal Electric Generation Agency Revenue Bonds
Joint Venture #5
     5.38% 2024                                                         2.84                              2,011,240
State Valley School District School Improvement
Unlimited Tax General Obligation Bonds
Counties of Adams & Highland Series 1995
     5.25% 2021                                                         2.83                              2,007,960
Butler County Hospital Facility Improvement Refunding
Revenue Bonds Fort Hamilton-Hughes Memorial Center
Series 1991
     7.50% 2010                                                         2.54                              1,797,338
State Housing Finance Agency  Mortgage
Revenue Bonds  Aristocrat  South Board &
Care Series 1991A A.M.T.
     7.30% 2031                                                         2.19                              1,553,130
Cuyahoga County Hospital Refunding Revenue Bonds
Cleveland Clinic Foundation Series 1992C
     5.50% 2011                                                         2.19                              1,551,135
North Olmstead County General Obligation Bonds
     5.00% 2016                                                         2.13                              1,506,375


Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 26.55% of net assets



Financial Statements

Statements of assets and liabilities
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                      California              Massachusetts            Michigan
                                                                      Tax-Exempt               Tax-Exempt             Tax-Exempt
Dec. 31, 2000 (Unaudited)                                                Fund                     Fund                   Fund

Assets
Investments in securities, at value (Note 1)
     (identified cost $229,556,087, $75,903,373
     and $67,421,952)                                                  $249,620,556            $78,035,600           $71,028,254
Cash in bank on demand deposit                                              620,569                 59,223               140,485
Accrued interest receivable                                               3,619,201              1,643,450             1,054,164
                                                                          ---------              ---------             ---------
Total assets                                                            253,860,326             79,738,273            72,222,903
                                                                        -----------             ----------            ----------

Liabilities
Dividends payable to shareholders                                           294,168                 92,601                87,719
Payable for investment securities purchased                                  33,750                     --                    --
Accrued investment management services fee                                    3,247                  1,023                   924
Accrued distribution fee                                                      2,202                    896                   614
Accrued transfer agency fee                                                     260                    127                    94
Accrued administrative services fee                                             276                     87                    79
Other accrued expenses                                                       24,622                 24,088                31,297
                                                                             ------                 ------                ------
Total liabilities                                                           358,525                118,822               120,727
                                                                            -------                -------               -------
Net assets applicable to outstanding shares                            $253,501,801            $79,619,451           $72,102,176
                                                                       ============            ===========           ===========

Represented by
Shares of beneficial interest --
     $.01 par value (Note 1)                                           $    481,997            $   150,587           $   137,242
Additional paid-in capital                                              241,924,003             78,847,168            70,907,828
Undistributed (excess of distributions over)
     net investment income                                                       97                 (7,901)                    2
Accumulated net realized gain (loss) (Note 6)                            (8,789,685)            (1,502,630)           (2,549,198)
Unrealized appreciation (depreciation)
     on investments (Note 5)                                             19,885,389              2,132,227             3,606,302
                                                                         ----------              ---------             ---------
Total-- representing net assets applicable to
     outstanding shares                                                $253,501,801            $79,619,451           $72,102,176
                                                                       ============            ===========           ===========
Net assets applicable to outstanding shares:
                                                  Class A              $230,327,311            $62,479,750           $66,087,532
                                                  Class B              $ 22,775,435            $16,549,321           $ 5,994,079
                                                  Class C              $    399,055            $   590,380           $    20,565
Outstanding shares of beneficial interest:
                                                  Class A shares         43,791,760             11,816,887            12,579,484
                                                  Class B shares          4,332,146              3,130,130             1,140,777
                                                  Class C shares             75,831                111,660                 3,914
Net asset value per share:                        Class A              $       5.26            $      5.29           $      5.25
                                                  Class B              $       5.26            $      5.29           $      5.25
                                                  Class C              $       5.26            $      5.29           $      5.25

See accompanying notes to financial statements.




Statements of assets and liabilities
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                      Minnesota                New York                 Ohio
                                                                     Tax-Exempt               Tax-Exempt             Tax-Exempt
Dec. 31, 2000 (Unaudited)                                               Fund                     Fund                   Fund

Assets
Investments in securities, at value (Note 1)
     (identified cost $376,819,620, $92,889,123
     and $67,859,766)                                                   $387,247,990          $  99,028,930           $70,945,579
Cash in bank on demand deposit                                                54,768                190,245                    --
Accrued interest receivable                                                6,907,189              1,725,978               921,304
Receivable for investment securities sold                                    593,506                     --                    --
                                                                             -------             ----------            ----------
Total assets                                                             394,803,453            100,945,153            71,866,883
                                                                         -----------            -----------            ----------

Liabilities
Disbursements in excess of cash on demand deposit                                 --                     --               922,472
Dividends payable to shareholders                                            492,938                117,818                87,409
Payable for investment securities purchased                                   25,000                  1,875                 1,875
Accrued investment management services fee                                     4,961                  1,294                   916
Accrued distribution fee                                                       3,673                    971                   635
Accrued transfer agency fee                                                      581                    147                    94
Accrued administrative services fee                                              411                    110                    78
Other accrued expenses                                                       108,394                 16,118                22,088
                                                                             -------                 ------                ------
Total liabilities                                                            635,958                138,333             1,035,567
                                                                             -------                -------             ---------
Net assets applicable to outstanding shares                             $394,167,495           $100,806,820           $70,831,316
                                                                        ============           ============           ===========


Represented by
Shares of beneficial interest --
     $.01 par value (Note 1)                                            $    765,276           $    196,969           $   134,159
Additional paid-in capital                                               394,443,478             97,452,602            69,608,367
Undistributed (excess of distributions over)
     net investment income                                                   100,648                  7,961                    (1)
Accumulated net realized gain (loss) (Note 6)                            (11,439,258)            (2,980,365)           (1,986,868)
Unrealized appreciation (depreciation) on
     investments (Note 5)                                                 10,297,351              6,129,653             3,075,659
                                                                          ----------              ---------             ---------
Total-- representing net assets applicable to
     outstanding shares                                                 $394,167,495           $100,806,820           $70,831,316
                                                                        ============           ============           ===========
Net assets applicable to outstanding shares:
                                                  Class A              $ 346,032,504          $  86,937,396           $63,579,330
                                                  Class B              $  47,501,512          $  13,765,375           $ 7,249,885
                                                  Class C              $     633,479          $     104,049           $     2,101
Outstanding shares of beneficial interest:
                                                  Class A shares          67,182,937             16,986,958            12,042,294
                                                  Class B shares           9,221,759              2,689,563             1,373,164
                                                  Class C shares             122,933                 20,340                   398
Net asset value per share:                        Class A              $        5.15          $        5.12           $      5.28
                                                  Class B              $        5.15          $        5.12           $      5.28
                                                  Class C              $        5.15          $        5.12           $      5.28

See accompanying notes to financial statements.




Statements of operations
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                            California            Massachusetts            Michigan
                                                            Tax-Exempt             Tax-Exempt             Tax-Exempt
Six months ended Dec. 31, 2000 (Unaudited)                     Fund                   Fund                   Fund

Investment income
Income:
Interest                                                   $  6,927,117             $2,304,045            $2,156,822
                                                           ------------             ----------            ----------
Expenses (Note 2):
Investment management services fee                              565,095                179,091               165,926
Distribution fee
     Class A                                                    273,905                 74,936                80,969
     Class B                                                    106,020                 78,574                29,137
     Class C                                                        715                  2,721                    15
Transfer agency fee                                              41,640                 20,761                15,595
Incremental transfer agency fee
     Class A                                                      4,180                  1,905                 1,614
     Class B                                                        854                    696                   249
     Class C                                                         10                      4                     2
Administrative services fees and expenses                        57,183                 14,876                13,487
Compensation of board members                                     4,119                  4,119                 4,119
Custodian fees                                                    9,020                  5,660                 5,704
Printing and postage                                                330                  1,820                   222
Registration fees                                                27,096                 24,202                29,787
Audit fees                                                        8,625                  7,875                 7,875
Other                                                             1,768                  4,460                 5,462
                                                                  -----                  -----                 -----
Total expenses                                                1,100,560                421,700               360,163
                                                              ---------                -------               -------
     Earnings credits on cash balances (Note 2)                 (19,394)                (5,640)               (9,014)
                                                                -------                 ------                ------
Total net expenses                                            1,081,166                416,060               351,149
                                                              ---------                -------               -------
Investment income (loss)-- net                                5,845,951              1,887,985             1,805,673
                                                              ---------              ---------             ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                             119,367                 44,971                71,490
     Futures contracts (Note 5)                              (2,092,911)                    --                    --
                                                             ----------                -------               -------
Net realized gain (loss) on investments                      (1,973,544)                44,971                71,490
Net change in unrealized appreciation
     (depreciation) on investments                           12,950,801              2,583,948             2,140,845
                                                             ----------              ---------             ---------
Net gain (loss) on investments                               10,977,257              2,628,919             2,212,335
                                                             ----------              ---------             ---------
Net increase (decrease) in net assets resulting
     from operations                                        $16,823,208             $4,516,904            $4,018,008
                                                            ===========             ==========            ==========

See accompanying notes to financial statements.




Statements of operations
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                               Minnesota               New York                 Ohio
                                                              Tax-Exempt              Tax-Exempt             Tax-Exempt
Six months ended Dec. 31, 2000 (Unaudited)                       Fund                    Fund                   Fund

Investment income
Income:
Interest                                                      $12,271,017             $2,942,875            $2,083,137
                                                              -----------             ----------            ----------
Expenses (Note 2):
Investment management services fee                                886,394                230,380               161,927
Distribution fee
     Class A                                                      424,400                105,829                77,709
     Class B                                                      222,772                 66,546                33,674
     Class C                                                        1,678                    300                    10
Transfer agency fee                                                95,494                 24,201                15,419
Incremental transfer agency fee
     Class A                                                        9,476                  2,366                 1,555
     Class B                                                        2,138                    594                   308
     Class C                                                           14                      4                     1
Administrative services fees and expenses                          61,441                 19,111                13,353
Compensation of board members                                       4,119                  4,119                 4,119
Custodian fees                                                    109,347                  6,119                 3,351
Printing and postage                                               16,450                  2,130                   108
Registration fees                                                  25,784                 23,532                22,417
Audit fees                                                          9,375                  8,625                 7,875
Other                                                               4,535                  3,053                 1,096
                                                                    -----                  -----                 -----
Total expenses                                                  1,873,417                496,909               342,922
     Earnings credits on cash balances (Note 2)                   (25,672)                (7,452)               (6,674)
                                                                  -------                 ------                ------
Total net expenses                                              1,847,745                489,457               336,248
                                                                ---------                -------               -------
Investment income (loss)-- net                                 10,423,272              2,453,418             1,746,889
                                                               ----------              ---------             ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                              (820,688)               105,152                20,941
     Futures contracts (Note 5)                                (1,286,900)               (47,750)             (138,435)
                                                               ----------                -------              --------
Net realized gain (loss) on investments                        (2,107,588)                57,402              (117,494)
Net change in unrealized appreciation (depreciation)
     on investments                                            13,777,941              3,847,845             2,081,375
                                                               ----------              ---------             ---------
Net gain (loss) on investments                                 11,670,353              3,905,247             1,963,881
                                                               ----------              ---------             ---------
Net increase (decrease) in net assets resulting
     from operations                                          $22,093,625             $6,358,665            $3,710,770
                                                              ===========             ==========            ==========
See accompanying notes to financial statements.




Statements of changes in net assets
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                     California Tax-Exempt Fund                     Massachusetts Tax-Exempt Fund
                                              Dec. 31, 2000           June 30, 2000            Dec. 31, 2000           June 30, 2000
                                            Six months ended           Year ended            Six months ended           Year ended
                                               (Unaudited)                                      (Unaudited)
Operations and distributions
Investment income (loss)-- net                $  5,845,951            $ 12,519,505               $ 1,887,985           $ 4,137,360
Net realized gain (loss)
     on investments                             (1,973,544)             (1,375,667)                   44,971              (595,611)
Net change in unrealized
     appreciation (depreciation)
     on investments                             12,950,801              (7,129,128)                2,583,948            (3,933,993)
                                                ----------              ----------                 ---------            ----------
Net increase (decrease) in
     net assets resulting
     from operations                            16,823,208               4,014,710                 4,516,904              (392,244)
                                                ----------               ---------                 ---------              --------
Distributions to shareholders from:
     Net investment income
         Class A                                (5,400,975)            (11,607,146)               (1,540,637)           (3,435,437)
         Class B                                  (441,803)               (912,358)                 (344,588)             (743,470)
         Class C                                    (3,076)                     --                   (12,029)                   --
     Net realized gain
         Class A                                        --                      --                        --                  (507)
         Class B                                        --                      --                        --                  (130)
         Class C                                        --                      --                        --                    --
                                                 ---------              ----------                 ---------             ---------
Total distributions                             (5,845,854)            (12,519,504)               (1,897,254)           (4,179,544)
                                                ----------             -----------                ----------            ----------

Share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                    20,805,385              32,986,509                 4,696,867            10,282,330
     Class B shares                              3,505,253               5,768,913                 1,586,850             3,974,341
     Class C shares                                389,830                   2,000                   257,442               302,203
Reinvestment of distributions
     at net asset value
     Class A shares                              3,526,590               7,691,981                 1,205,907             2,684,138
     Class B shares                                328,718                 698,334                   260,672               598,328
     Class C shares                                  1,481                      --                    11,607                    --
Payments for redemptions
     Class A shares                            (17,224,350)            (65,575,795)               (4,897,093)          (20,313,022)
     Class B shares (Note 2)                    (2,570,428)             (6,199,583)               (1,462,750)           (4,979,083)
                                                ----------              ----------                ----------            ----------
Increase (decrease) in net assets
     from share transactions                     8,762,479             (24,627,641)                1,659,502            (7,450,765)
                                                 ---------             -----------                 ---------            ----------
Total increase (decrease)
     in net assets                              19,739,833             (33,132,435)                4,279,152           (12,022,553)
Net assets at beginning of period              233,761,968             266,894,403                75,340,299            87,362,852
                                               -----------             -----------                ----------            ----------
Net assets at end of period                   $253,501,801            $233,761,968               $79,619,451           $75,340,299
                                              ============            ============               ===========           ===========
Undistributed
     (excess of distributions over)
     net investment income                    $         97            $         --               $    (7,901)          $     1,368
                                              ------------            ------------               -----------           -----------

See accompanying notes to financial statements.




Statements of changes in net assets
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                   Michigan Tax-Exempt Fund                        Minnesota Tax-Exempt Fund
                                           Dec. 31, 2000           June 30, 2000            Dec. 31, 2000           June 30, 2000
                                         Six months ended           Year ended            Six months ended           Year ended
                                            (Unaudited)                                      (Unaudited)
Operations and distributions
Investment income (loss)-- net              $ 1,805,673             $ 4,040,334              $ 10,423,272          $ 23,150,982
Net realized gain (loss)
     on investments                              71,490              (1,385,947)               (2,107,588)           (1,007,388)
Net change in unrealized
     appreciation (depreciation)
     on investments                           2,140,845              (3,025,369)               13,777,941           (21,736,643)
                                              ---------              ----------                ----------           -----------
Net increase (decrease) in
     net assets resulting
     from operations                          4,018,008                (370,982)               22,093,625               406,951
                                              ---------                --------                ----------               -------
Distributions to shareholders from:
     Net investment income
         Class A                             (1,670,339)             (3,751,726)               (9,363,057)          (20,827,151)
         Class B                               (128,263)               (295,567)               (1,061,148)           (2,212,248)
         Class C                                    (68)                     --                    (8,157)                   --
     Net realized gain
         Class A                                     --                  (4,302)                  (84,151)                   --
         Class B                                     --                    (409)                  (11,408)                   --
         Class C                                     --                      --                      (154)                   --
                                              ---------               ---------                ----------            ----------
Total distributions                          (1,798,670)             (4,052,004)              (10,528,075)          (23,039,399)
                                             ----------              ----------               -----------           -----------

Share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                  3,472,277               9,682,669                37,044,666            64,411,374
     Class B shares                             420,320               1,357,740                 5,369,996            12,060,209
     Class C shares                              18,400                   2,000                   624,253                 2,000
Reinvestment of distributions
     at net asset value
     Class A shares                           1,230,547               2,736,240                 7,377,268            16,104,962
     Class B shares                              93,379                 222,111                   883,866             1,823,682
     Class C shares                                  47                      --                     6,565                    --
Payments for redemptions
     Class A shares                          (6,058,946)            (19,584,407)              (48,383,468)         (126,213,915)
     Class B shares (Note 2)                   (617,654)             (1,871,092)               (4,573,317)          (12,684,696)
     Class C shares (Note 2)                         --                      --                   (11,000)                   --
                                              ---------               ---------                  --------            ----------
Increase (decrease) in net assets
     from share transactions                 (1,441,630)             (7,454,739)               (1,661,171)          (44,496,384)
                                             ----------              ----------                ----------           -----------
Total increase (decrease)
     in net assets                              777,708             (11,877,725)                9,904,379           (67,128,832)
Net assets at beginning of period            71,324,468              83,202,193               384,263,116           451,391,948
                                             ----------              ----------               -----------           -----------
Net assets at end of period                 $72,102,176            $ 71,324,468              $394,167,495         $ 384,263,116
                                            ===========            ============              ============         =============
Undistributed
     (excess of distributions over)
     net investment income                  $         2            $     (7,001)             $    100,648         $     109,738
                                            -----------            ------------              ------------         -------------

See accompanying notes to financial statements.



Statements of changes in net assets
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                     New York Tax-Exempt Fund                          Ohio Tax-Exempt Fund
                                             Dec. 31, 2000           June 30, 2000            Dec. 31, 2000           June 30, 2000
                                           Six months ended           Year ended            Six months ended           Year ended
                                              (Unaudited)                                      (Unaudited)
Operations and distributions
Investment income (loss)-- net                $ 2,453,418             $ 5,485,609               $ 1,746,889           $ 3,689,250
Net realized gain (loss) on
     investments                                   57,402                (812,443)                 (117,494)             (716,775)
Net change in unrealized
     appreciation (depreciation)
     on investments                             3,847,845              (4,393,371)                2,081,375            (2,615,074)
                                                ---------              ----------                 ---------            ----------
Net increase (decrease) in
     net assets resulting
     from operations                            6,358,665                 279,795                 3,710,770               357,401
                                                ---------                 -------                 ---------               -------
Distributions to shareholders from:
     Net investment income
         Class A                               (2,165,115)             (4,864,876)               (1,599,023)           (3,370,300)
         Class B                                 (290,056)               (609,708)                 (147,823)             (319,979)
         Class C                                   (1,311)                     --                       (43)                   --
     Net realized gain
         Class A                                   (7,622)                     --                        --                    --
         Class B                                   (1,192)                     --                        --                    --
         Class C                                       (9)                     --                        --                    --
                                                ---------               ---------                 ---------            ----------
Total distributions                            (2,465,305)             (5,474,584)               (1,746,889)           (3,690,279)
                                               ----------              ----------                ----------            ----------

Share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                    5,406,535              11,946,734                 7,663,695            11,263,709
     Class B shares                             1,182,242               4,440,284                   970,961             1,346,434
     Class C shares                                61,838                  69,000                        --                 2,000
Reinvestment of distributions
     at net asset value
     Class A shares                             1,611,237               3,542,377                 1,182,796             2,342,776
     Class B shares                               208,962                 483,551                   110,055               244,089
     Class C shares                                   215                      --                        43                    --
Payments for redemptions
     Class A shares                            (8,715,190)            (28,059,049)               (7,080,506)          (19,406,820)
     Class B shares (Note 2)                   (1,617,441)             (4,369,115)                 (619,713)           (2,438,407)
     Class C shares (Note 2)                      (30,242)                     --                        --                    --
                                                  -------             -----------                 ---------             ---------
Increase (decrease) in net assets
     from share transactions                   (1,891,844)            (11,946,218)                2,227,331            (6,646,219)
                                               ----------             -----------                 ---------            ----------
Total increase (decrease)
     in net assets                              2,001,516             (17,141,007)                4,191,212            (9,979,097)
Net assets at beginning of period              98,805,304             115,946,311                66,640,104            76,619,201
                                               ----------             -----------                ----------            ----------
Net assets at end of period                  $100,806,820           $  98,805,304               $70,831,316          $ 66,640,104
                                             ============           =============               ===========          ============
Undistributed
     (excess of distributions over)
     net investment income                   $      7,961           $      11,025               $        (1)         $         (1)
                                             ------------           -------------               -----------          ------------

See accompanying notes to financial statements.


Notes to Financial Statements
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

(Unaudited as to Dec. 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP California Tax-Exempt Trust and AXP Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. AXP California Tax-Exempt Trust includes only AXP California Tax-Exempt Fund. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund, and AXP Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Class C shares of the Funds were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased the following shares of capital stock, which represented the following initial capital in each Fund's Class C shares:

Fund                              Number of shares    Initial capital per share
California Tax-Exempt Fund              398                   $5.03
Massachusetts Tax-Exempt Fund           391                    5.11
Michigan Tax-Exempt Fund                393                    5.09
Minnesota Tax-Exempt Fund               400                    5.00
New York Tax-Exempt Fund                407                    4.92
Ohio Tax-Exempt Fund                    390                    5.13

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuation, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its commitment.

Federal taxes
Each Fund's policy to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
Each Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A  $19.50
o  Class B  $20.50
o  Class C  $20.00

Each Fund has  agreements  with American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Dec. 31, 2000, are as follows:

Fund                                Class A       Class B       Class C
California Tax-Exempt Fund          $161,620      $12,378        $ --
Massachusetts Tax-Exempt Fund         43,973       13,461          --
Michigan Tax-Exempt Fund              27,649        8,136          --
Minnesota Tax-Exempt Fund            209,606       24,334          --
New York Tax-Exempt Fund              49,920       18,120         242
Ohio Tax-Exempt Fund                  29,729        2,765          --

During the six months ended Dec. 31, 2000, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                    Reduction
California Tax-Exempt Fund               $19,394
Massachusetts Tax-Exempt Fund              5,640
Michigan Tax-Exempt Fund                   9,014
Minnesota Tax-Exempt Fund                 25,672
New York Tax-Exempt Fund                   7,452
Ohio Tax-Exempt Fund                       6,674

3. SECURITIES TRANSACTIONS
For the six months ended Dec. 31, 2000, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                  Purchases           Proceeds
California Tax-Exempt Fund            $9,080,001        $14,562,215
Massachusetts Tax-Exempt Fund          1,537,225          3,360,486
Michigan Tax-Exempt Fund                  26,444          2,322,385
Minnesota Tax-Exempt Fund              2,909,929         14,505,687
New York Tax-Exempt Fund               6,095,022          9,459,085
Ohio Tax-Exempt Fund                   1,023,115          1,170,845

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS
Transactions in shares of each Fund for the periods indicated are as follows:

                                              California Tax-Exempt Fund
                                            Six months ended Dec. 31, 2000
                                           Class A      Class B     Class C
Sold                                     4,043,195      683,821      75,147
Issued for reinvested distributions        685,572       63,904         286
Redeemed                                (3,348,055)    (503,391)         --
                                        ----------     --------      ------
Net increase (decrease)                  1,380,712      244,334      75,433
                                         ---------      -------      ------

                                               Year ended June 30, 2000
                                          Class A        Class B    Class C*
Sold                                     6,630,939     1,156,809       398
Issued for reinvested distributions      1,545,163       140,357        --
Redeemed                               (13,199,838)   (1,249,749)       --
                                       -----------    ----------       ---
Net increase (decrease)                 (5,023,736)       47,417       398
                                        ----------        ------       ---
* Inception date was June 26, 2000.

                                            Massachusetts Tax-Exempt Fund
                                           Six months ended Dec. 31, 2000
                                       Class A          Class B     Class C
Sold                                    905,859         305,682      50,167
Issued for reinvested distributions     232,622          50,288       2,238
Redeemed                               (945,674)       (282,650)         --
                                       --------        --------      ------
Net increase (decrease)                 192,807          73,320      52,405
                                        -------          ------      ------

                                              Year ended June 30, 2000
                                         Class A        Class B     Class C*
Sold                                    1,990,307       767,970     59,255
Issued for reinvested distributions       522,475       116,483         --
Redeemed                               (3,959,643)     (966,813)        --
                                       ----------      --------     ------
Net increase (decrease)                (1,446,861)      (82,360)    59,255
                                       ----------       -------     ------

                                             Michigan Tax-Exempt Fund
                                           Six months ended Dec. 31, 2000
                                         Class A       Class B      Class C
Sold                                      670,575       80,849       3,512
Issued for reinvested distributions       238,446       18,094           9
Redeemed                               (1,173,471)    (119,868)         --
                                       ----------     --------       -----
Net increase (decrease)                  (264,450)     (20,925)      3,521
                                         --------      -------       -----

                                              Year ended June 30, 2000
                                         Class A        Class B      Class C*
Sold                                    1,885,978       262,272         393
Issued for reinvested distributions       533,379        43,272          --
Redeemed                               (3,824,914)     (366,568)         --
                                       ----------      --------         ---
Net increase (decrease)                (1,405,557)      (61,024)        393
                                       ----------       -------         ---

                                              Minnesota Tax-Exempt Fund
                                            Six months ended Dec. 31, 2000
                                         Class A          Class B     Class C
Sold                                    7,300,647       1,058,402     123,404
Issued for reinvested distributions     1,453,875         174,188       1,290
Redeemed                               (9,538,834)       (903,729)     (2,161)
                                       ----------        --------      ------
Net increase (decrease)                  (784,312)        328,861     122,533
                                         --------         -------     -------

                                              Year ended June 30, 2000
                                         Class A          Class B     Class C*
Sold                                   12,812,025       2,393,608         400
Issued for reinvested distributions     3,206,595         363,460          --
Redeemed                              (25,180,705)     (2,538,499)         --
                                      -----------      ----------         ---
Net increase (decrease)                (9,162,085)        218,569         400
                                       ----------         -------         ---

                                                New York Tax-Exempt Fund
                                             Six months ended Dec. 31, 2000
                                           Class A       Class B    Class C
Sold                                     1,080,120       235,239      12,303
Issued for reinvested distributions        321,926        41,753          43
Redeemed                                (1,742,768)     (323,309)     (6,058)
                                        ----------      --------      ------
Net increase (decrease)                   (340,722)      (46,317)      6,288
                                          --------       -------       -----

                                               Year ended June 30, 2000
                                           Class A      Class B     Class C*
Sold                                     2,432,603       901,503     14,052
Issued for reinvested distributions        720,424        98,421         --
Redeemed                                (5,723,434)     (889,429)        --
                                        ----------      --------     ------
Net increase (decrease)                 (2,570,407)      110,495     14,052
                                        ----------       -------     ------
* Inception date was June 26, 2000.

                                                Ohio Tax-Exempt Fund
                                          Six months ended Dec. 31, 2000
                                         Class A        Class B     Class C
Sold                                    1,472,257       186,781         --
Issued for reinvested distributions       227,489        21,167          8
Redeemed                               (1,359,768)     (119,431)        --
                                       ----------      --------       ----
Net increase (decrease)                   339,978        88,517          8
                                          -------        ------       ----

                                              Year ended June 30, 2000
                                          Class A        Class B     Class C*
Sold                                    2,204,022       261,911        390
Issued for reinvested distributions       456,700        47,594         --
Redeemed                               (3,796,480)     (474,614)        --
Net increase (decrease)                (1,135,758)     (165,109)       390

* Inception date was June 26, 2000.

5. MUNICIPAL INTEREST RATE FUTURES CONTRACTS
Investments in securities as of Dec. 31, 2000, included securities that were valued and pledged as collateral to cover initial margin deposits, (see "Summary of significant accounting policies") as follows:

                                        Market value        Open purchase
Fund                                    of collateral      (sale) contracts
California Tax-Exempt Fund                $551,739               (270)
Minnesota Tax-Exempt Fund                  244,837               (200)
New York Tax-Exempt Fund                   125,620                (15)
Ohio Tax-Exempt Fund                        25,043                (15)

The market value of the open sale contracts as of Dec. 31, 2000, was as follows:

                                                                 Net
                                         Market value        unrealized
Fund                                      of futures         gain (loss)
California Tax-Exempt Fund               $27,953,438          $(179,080)
Minnesota Tax-Exempt Fund                 20,706,250           (131,019)
New York Tax-Exempt Fund                   1,552,969            (10,154)
Ohio Tax-Exempt Fund                       1,552,969            (10,154)

The Funds maintain, in a segregated account with their custodian, advanced refunded bonds with at least a market value equal to the value of these open long futures contracts. Advanced refunded bonds are highly liquid, usually covered by government securities, which will be refunded at the bond's first call date.

6. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, capital loss carry-overs were as follows as of June 30, 2000:

Fund                                  Carryover             Expiration date
California Tax-Exempt Fund            $4,977,862               2007-2009
Massachusetts Tax-Exempt Fund            905,650               2008-2009
Michigan Tax-Exempt Fund               1,746,012               2008-2009
Minnesota Tax-Exempt Fund              5,065,746               2005-2009
New York Tax-Exempt Fund               1,869,499               2005-2009
Ohio Tax-Exempt Fund                   1,085,039               2005-2009

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

7. BANK BORROWINGS
Each Fund has a revolving credit agreement with U.S. Bank, N.A., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. Each Fund had no borrowings outstanding during the six months ended Dec. 31, 2000.

8. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Funds' financial position, results of operations or changes in their net assets.


9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP California Tax-Exempt Trust
AXP California Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                                         Class A

                                                                2000b         2000         1999       1998         1997

Net asset value, beginning of period                          $5.03         $5.18         $5.35       $5.24        $5.15

Income from investment operations:

Net investment income (loss)                                    .13           .26           .27         .29          .29

Net gains (losses)
     (both realized and unrealized)                             .23          (.15)         (.17)        .11          .10

Total from investment operations                                .36           .11           .10         .40          .39

Less distributions:

Dividends from net investment income                           (.13)         (.26)         (.27)       (.29)        (.29)

Distributions from realized gains                                --            --            --          --         (.01)

Total distributions                                            (.13)         (.26)         (.27)       (.29)        (.30)

Net asset value, end of period                                $5.26         $5.03         $5.18       $5.35        $5.24

Ratios/supplemental data

Net assets, end of period (in millions)                        $230          $213          $246        $239         $232

Ratio of expenses
     to average daily net assets(c)                            .84%d         .82%          .79%        .75%         .77%

Ratio of net investment income
     (loss) to average daily net assets                       4.92%d        5.18%         4.97%       5.24%        5.64%

Portfolio turnover rate
     (excluding short-term securities)                           4%           18%           16%         15%          14%

Total return(e)                                               7.15%         2.19%         1.80%       7.72%        7.77%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.




AXP California Tax-Exempt Trust
AXP California Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                                         Class B

                                                                2000b         2000         1999       1998         1997

Net asset value, beginning of period                          $5.03         $5.18         $5.35       $5.24        $5.15

Income from investment operations:

Net investment income (loss)                                    .11           .22           .22         .25          .25

Net gains (losses)
     (both realized and unrealized)                             .23          (.15)         (.17)        .11          .10

Total from investment operations                                .34           .07           .05         .36          .35

Less distributions:

Dividends from net investment income                           (.11)         (.22)         (.22)       (.25)        (.25)

Distributions from realized gains                             --            --            --          --            (.01)

Total distributions                                            (.11)         (.22)         (.22)       (.25)        (.26)

Net asset value, end of period                                $5.26         $5.03         $5.18       $5.35        $5.24

Ratios/supplemental data

Net assets, end of period (in millions)                         $23           $21           $21         $15          $10

Ratio of expenses
     to average daily net assets(c)                           1.60%d        1.58%         1.53%       1.50%        1.52%

Ratio of net investment income (loss)
     to average daily net assets                              4.09%d        4.43%         4.23%       4.50%        4.94%

Portfolio turnover rate
     (excluding short-term securities)                           4%           18%           16%         15%          14%

Total return(e)                                               6.75%         1.44%         1.03%       6.94%        6.95%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


Fiscal period ended June 30,

Per share income and capital changes(a)

                                                            Class C

                                                      2000b         2000c

Net asset value, beginning of period                  $5.03         $5.02

Income from investment operations:

Net investment income (loss)                            .11            --

Net gains (losses)
     (both realized and unrealized)                     .23           .01

Total from investment operations                        .34           .01

Less distributions:
Dividends from net investment income                   (.11)           --

Net asset value, end of period                        $5.26         $5.03

Ratios/supplemental data

Net assets, end of period (in millions)                 $--           $--

Ratio of expenses
     to average daily net assets(d)                   1.60%e        1.58%e

Ratio of net investment income (loss)
     to average daily net assets                      4.30%e        4.43%e

Portfolio turnover rate
     (excluding short-term securities)                   4%           18%

Total return(f)                                       6.76%          .20%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


AXP Special Tax-Exempt Series Trust
AXP Massachusetts Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                                         Class A

                                                                2000b         2000         1999       1998         1997

Net asset value, beginning of period                          $5.11         $5.39         $5.56       $5.42        $5.30

Income from investment operations:

Net investment income (loss)                                    .13           .27           .27         .29          .29

Net gains (losses)
     (both realized and unrealized)                             .18          (.27)         (.17)        .14          .12

Total from investment operations                                .31         --              .10         .43          .41

Less distributions:

Dividends from net investment income                           (.13)         (.28)         (.27)       (.29)        (.29)

Net asset value, end of period                                $5.29         $5.11         $5.39       $5.56        $5.42

Ratios/supplemental data

Net assets, end of period (in millions)                         $62           $59           $70         $67          $67

Ratio of expenses
     to average daily net assets(c)                            .94%d         .93%          .81%         .82%         .84%

Ratio of net investment income (loss)
     to average daily net assets                              5.10%d        5.28%         4.99%        5.17%        5.32%

Portfolio turnover rate
     (excluding short-term securities)                           4%            7%            5%          9%           8%

Total return(e)                                               6.19%          .04%         1.72%        8.13%        7.81%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.




Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                                         Class B

                                                                2000b         2000         1999       1998         1997

Net asset value, beginning of period                          $5.11         $5.39         $5.56       $5.42        $5.30

Income from investment operations:

Net investment income (loss)                                    .11           .24           .23         .24          .25

Net gains (losses)
     (both realized and unrealized)                             .18          (.28)         (.17)        .14          .12

Total from investment operations                                .29          (.04)          .06         .38          .37

Less distributions:

Dividends from net investment income                           (.11)         (.24)         (.23)       (.24)        (.25)

Net asset value, end of period                                $5.29         $5.11         $5.39       $5.56        $5.42

Ratios/supplemental data

Net assets, end of period (in millions)                         $17           $16           $17         $13           $8

Ratio of expenses
     to average daily net assets(c)                           1.69%d        1.69%         1.56%       1.57%        1.59%

Ratio of net investment income (loss)
     to average daily net assets                              4.35%d        4.53%        4.25%        4.43%        4.58%

Portfolio turnover rate
     (excluding short-term securities)                           4%            7%           5%           9%           8%

Total return(e)                                               5.79%         (.71%)        .96%        7.32%        7.00%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


AXP Special Tax-Exempt Series Trust
AXP Massachusetts Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changes(a)

                                                       Class C

                                                  2000b         2000c

Net asset value, beginning of period            $5.11         $5.10

Income from investment operations:

Net investment income (loss)                      .11            --

Net gains (losses)
     (both realized and unrealized)               .18           .01

Total from investment operations                  .29           .01

Less distributions:

Dividends from net investment income             (.11)           --

Net asset value, end of period                  $5.29         $5.11

Ratios/supplemental data

Net assets, end of period (in millions)            $1           $--

Ratio of expenses
     to average daily net assets(d)             1.69%e        1.69%e

Ratio of net investment income (loss)
     to average daily net assets                4.38%e        4.53%e

Portfolio turnover rate
     (excluding short-term securities)             4%            7%

Total return(f)                                 5.80%          .20%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


AXP Special Tax-Exempt Series Trust
AXP Michigan Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                                         Class A

                                                                2000b         2000         1999       1998         1997

Net asset value, beginning of period                          $5.09         $5.38         $5.57       $5.44        $5.36

Income from investment operations:

Net investment income (loss)                                    .13           .27           .28         .29          .29

Net gains (losses)
     (both realized and unrealized)                             .16          (.29)         (.17)        .13          .08

Total from investment operations                                .29          (.02)          .11         .42          .37

Less distributions:

Dividends from net investment income                           (.13)         (.27)         (.28)       (.29)        (.29)

Distributions from realized gains                                --            --          (.02)         --           --

Total distributions                                            (.13)         (.27)         (.30)       (.29)        (.29)

Net asset value, end of period                                $5.25         $5.09         $5.38       $5.57        $5.44

Ratios/supplemental data

Net assets, end of period (in millions)                         $66           $65           $77         $77          $77

Ratio of expenses
     to average daily net assets(c)                            .96%d         .89%          .83%        .82%         .81%

Ratio of net investment income (loss)
     to average daily net assets                              5.16%d        5.30%         5.00%       5.19%        5.38%

Portfolio turnover rate
     (excluding short-term securities)                          --%           12%           20%         10%          21%

Total return(e)                                               5.81%         (.14%)       1.92%        7.66%        7.12%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.



Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                                         Class B

                                                                2000b         2000         1999       1998         1997

Net asset value, beginning of period                          $5.09         $5.38         $5.57       $5.44        $5.36

Income from investment operations:

Net investment income (loss)                                    .11           .23           .24         .25          .25

Net gains (losses)
     (both realized and unrealized)                             .16          (.29)         (.17)        .13          .08

Total from investment operations                                .27          (.06)          .07         .38          .33

Less distributions:

Dividends from net investment income                           (.11)         (.23)         (.24)       (.25)        (.25)

Distributions from realized gains                                --            --          (.02)         --           --

Total distributions                                            (.11)         (.23)         (.26)       (.25)        (.25)

Net asset value, end of period                                $5.25         $5.09         $5.38       $5.57        $5.44

Ratios/supplemental data

Net assets, end of period (in millions)                          $6            $6            $7          $5           $4

Ratio of expenses
     to average daily net assets(c)                           1.71%d        1.64%        1.59%        1.57%        1.56%

Ratio of net investment income (loss)
     to average daily net assets                              4.41%d        4.55%        4.25%        4.44%        4.65%

Portfolio turnover rate
     (excluding short-term securities)                          --%           12%          20%          10%          21%

Total return(e)                                               5.42%         (.92%)       1.17%        6.86%        6.32%


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


AXP Special Tax-Exempt Series Trust
AXP Michigan Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changes(a)

                                                     Class C

                                                2000b         2000c

Net asset value, beginning of period          $5.09         $5.08

Income from investment operations:

Net investment income (loss)                    .11            --

Net gains (losses)
     (both realized and unrealized)             .16           .01

Total from investment operations                .27           .01

Less distributions:

Dividends from net investment income           (.11)           --

Net asset value, end of period                $5.25         $5.09

Ratios/supplemental data

Net assets, end of period (in millions)         $--           $--

Ratio of expenses
     to average daily net assets(d)           1.71%e        1.64%e

Ratio of net investment income (loss)
     to average daily net assets              4.59%e        4.23%e

Portfolio turnover rate
     (excluding short-term securities)          --%           12%

Total return(f)                               5.34%          .20%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


AXP Special Tax-Exempt Series Trust
AXP Minnesota Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                                          Class A

                                                                2000b         2000         1999       1998         1997

Net asset value, beginning of period                          $5.00         $5.26         $5.41       $5.30        $5.20

Income from investment operations:

Net investment income (loss)                                    .14           .29           .29         .30          .31

Net gains (losses)
     (both realized and unrealized)                             .15          (.27)         (.15)        .11          .10

Total from investment operations                                .29           .02           .14         .41          .41

Less distributions:

Dividends from net investment income                           (.14)         (.28)         (.29)       (.30)        (.31)

Net asset value, end of period                                $5.15         $5.00         $5.26       $5.41        $5.30

Ratios/supplemental data

Net assets, end of period (in millions)                        $346          $340          $406        $385         $376

Ratio of expenses
     to average daily net assets(c)                            .88%d         .82%          .78%        .75%         .75%

Ratio of net investment income (loss)
     to average daily net assets                              5.50%d        5.68%         5.37%       5.61%        5.81%

Portfolio turnover rate
     (excluding short-term securities)                           1%           18%           13%          8%          14%

Total return(e)                                               5.88%          .60%         2.62%       7.96%        8.06%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.




Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                                          Class B

                                                                2000b         2000         1999       1998         1997

Net asset value, beginning of period                          $5.00         $5.26         $5.41       $5.30        $5.20

Income from investment operations:

Net investment income (loss)                                    .12           .25           .25         .26          .27

Net gains (losses)
     (both realized and unrealized)                             .15          (.26)         (.15)        .11          .10

Total from investment operations                                .27          (.01)          .10         .37          .37

Less distributions:

Dividends from net investment income                           (.12)         (.25)         (.25)       (.26)        (.27)

Net asset value, end of period                                $5.15         $5.00         $5.26       $5.41        $5.30

Ratios/supplemental data

Net assets, end of period (in millions)                         $48           $44           $46         $31          $22

Ratio of expenses
     to average daily net assets(c)                           1.64%d        1.58%         1.54%       1.50%        1.50%

Ratio of net investment income (loss)
     to average daily net assets                              4.75%d        4.94%         4.61%       4.86%        5.05%

Portfolio turnover rate
     (excluding short-term securities)                           1%           18%           13%          8%          14%

Total return(e)                                               5.48%         (.16%)        1.85%       7.17%        7.23%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

AXP Special Tax-Exempt Series Trust
AXP Minnesota Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changes(a)

                                                       Class C

                                                  2000b         2000c

Net asset value, beginning of period            $5.00         $4.99

Income from investment operations:

Net investment income (loss)                      .12            --

Net gains (losses)
     (both realized and unrealized)               .15           .01

Total from investment operations                  .27           .01

Less distributions:

Dividends from net investment income             (.12)           --

Net asset value, end of period                  $5.15         $5.00

Ratios/supplemental data

Net assets, end of period (in millions)            $1           $--

Ratio of expenses
     to average daily net assets(d)              1.64%e        1.58%e

Ratio of net investment income (loss)
     to average daily net assets                 4.85%e        4.94%e

Portfolio turnover rate
     (excluding short-term securities)              1%           18%

Total return(f)                                  5.50%          .20%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


AXP Special Tax-Exempt Series Trust
AXP New York Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                                         Class A

                                                                2000b         2000         1999       1998         1997

Net asset value, beginning of period                          $4.92         $5.15         $5.29       $5.15        $5.06

Income from investment operations:

Net investment income (loss)                                    .13           .27           .25         .27          .28

Net gains (losses)
     (both realized and unrealized)                             .20          (.23)         (.14)        .14          .09

Total from investment operations                                .33           .04           .11         .41          .37

Less distributions:

Dividends from net investment income                           (.13)         (.27)         (.25)       (.27)        (.28)

Net asset value, end of period                                $5.12         $4.92         $5.15       $5.29        $5.15

Ratios/supplemental data

Net assets, end of period (in millions)                         $87           $85          $102        $105         $108

Ratio of expenses
     to average daily net assets(c)                           .91%d          .88%          .82%        .79%         .81%

Ratio of net investment income (loss)
     to average daily net assets                             5.09%d         5.27%         4.93%       5.22%        5.55%

Portfolio turnover rate
     (excluding short-term securities)                          6%            11%            8%         10%          12%

Total return(e)                                              6.74%           .77%         2.04%       8.20%        7.60%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.



Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                                         Class B

                                                                2000b         2000         1999       1998         1997

Net asset value, beginning of period                          $4.92         $5.15         $5.29       $5.15        $5.06

Income from investment operations:

Net investment income (loss)                                    .11           .23           .21         .23          .25

Net gains (losses)
     (both realized and unrealized)                             .20          (.23)         (.14)        .14          .09

Total from investment operations                                .31         --              .07         .37          .34

Less distributions:

Dividends from net investment income                           (.11)         (.23)         (.21)       (.23)        (.25)

Net asset value, end of period                                $5.12         $4.92         $5.15       $5.29        $5.15

Ratios/supplemental data

Net assets, end of period (in millions)                         $14           $13           $14         $10           $8

Ratio of expenses
     to average daily net assets(c)                          1.66%d         1.63%         1.57%       1.55%        1.56%

Ratio of net investment income (loss)
     to average daily net assets                             4.34%d         4.54%         4.20%       4.47%        4.81%

Portfolio turnover rate
     (excluding short-term securities)                          6%            11%            8%         10%          12%

Total return(e)                                              6.34%           .01%         1.28%       7.35%        6.80%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


AXP Special Tax-Exempt Series Trust
AXP New York Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changes(a)

                                                        Class C

                                                   2000b         2000c

Net asset value, beginning of period             $4.92         $4.91

Income from investment operations:

Net investment income (loss)                       .11            --

Net gains (losses)
     (both realized and unrealized)                .20           .01

Total from investment operations                   .31           .01

Less distributions:

Dividends from net investment income              (.11)           --

Net asset value, end of period                   $5.12         $4.92

Ratios/supplemental data

Net assets, end of period (in millions)            $--           $--

Ratio of expenses
     to average daily net assets(d)              1.66%e        1.63%e

Ratio of net investment income (loss)
     to average daily net assets                 4.36%e        4.54%e

Portfolio turnover rate
     (excluding short-term securities)               6%          11%

Total return(f)                                   6.34%         .20%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


AXP Special Tax-Exempt Series Trust
AXP Ohio Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                                      Class A

                                                                2000b         2000         1999       1998         1997

Net asset value, beginning of period                          $5.13         $5.36         $5.50       $5.38        $5.28

Income from investment operations:

Net investment income (loss)                                    .13           .27           .27         .29          .29

Net gains (losses)
     (both realized and unrealized)                             .15          (.23)         (.14)        .12          .10

Total from investment operations                                .28           .04           .13         .41          .39

Less distributions:

Dividends from net investment income                           (.13)         (.27)         (.27)       (.29)        (.29)

Net asset value, end of period                                $5.28         $5.13         $5.36       $5.50        $5.38

Ratios/supplemental data

Net assets, end of period (in millions)                         $64           $60           $69         $67          $67

Ratio of expenses
     to average daily net assets(c)                            .92%d         .88%          .88%        .83%         .83%

Ratio of net investment income (loss)
     to average daily net assets                              5.13%d        5.31%         5.02%       5.22%        5.46%

Portfolio turnover rate
     (excluding short-term securities)                           2%           13%            5%         10%           9%

Total return(e)                                               5.58%          .91%         2.50%       7.79%        7.43%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.



Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                                      Class B

                                                                2000b         2000         1999       1998         1997

Net asset value, beginning of period                          $5.13         $5.36         $5.50       $5.38        $5.28

Income from investment operations:

Net investment income (loss)                                    .11           .23           .23         .24          .25

Net gains (losses)
     (both realized and unrealized)                             .15          (.23)         (.14)        .13          .10

Total from investment operations                                .26            --           .09         .37          .35

Less distributions:

Dividends from net investment income                           (.11)         (.23)         (.23)       (.25)        (.25)

Net asset value, end of period                                $5.28         $5.13         $5.36       $5.50        $5.38

Ratios/supplemental data

Net assets, end of period (in millions)                          $7            $7            $8          $5           $4

Ratio of expenses
     to average daily net assets(c)                           1.67%d        1.64%         1.63%       1.59%        1.59%

Ratio of net investment income (loss)
     to average daily net assets                              4.38%d        4.55%         4.27%       4.47%        4.74%

Portfolio turnover rate
     (excluding short-term securities)                           2%           13%            5%         10%           9%

Total return(e)                                               5.19%          .14%         1.75%       6.98%        6.62%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


AXP Special Tax-Exempt Series Trust
AXP Ohio Tax-Exempt Fund

Fiscal period ended June 30,

Per share income and capital changes(a)

                                                      Class C

                                                 2000c         2000b

Net asset value, beginning of period           $5.13         $5.12

Income from investment operations:

Net investment income (loss)                     .11            --

Net gains (losses)
     (both realized and unrealized)              .15           .01

Total from investment operations                 .26           .01

Less distributions:

Dividends from net investment income            (.11)           --

Net asset value, end of period                 $5.28         $5.13

Ratios/supplemental data

Net assets, end of period (in millions)          $--           $--

Ratio of expenses
     to average daily net assets(d)            1.67%e        1.64%e

Ratio of net investment income (loss)
     to average daily net assets               4.20%e        4.55%e

Portfolio turnover rate
     (excluding short-term securities)            2%           13%

Total return(f)                                5.10%          .20%

(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Six months ended Dec. 31, 2000 (Unaudited).
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


Investments in Securities
AXP California Tax-Exempt Fund

Dec. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (93.4%)
Name of                                                       Coupon             Principal              Value(a)
issuer and                                                     rate               amount
title of issue(b,c)
ABAG Financial Authority
     for Nonprofit Corporations
     Certificates of Participation
     International School Series 1996
         05-01-26                                              7.38%              $2,200,000             $2,343,330
Alhambra City Elementary School District
     Los Angeles County Election of 1999
     General Obligation Bonds Zero Coupon
     Series 1999A (FSA Insured)
         09-01-22                                              5.95                1,055,000(e)             335,986
Alta Loma School District Unlimited Tax
     Capital Appreciation General Obligation Bonds
     Zero Coupon Series 1999A (FGIC Insured)
         08-01-23                                              5.69                2,600,000(e)             787,176
Anaheim Public Financing Authority
     Lease Capital Appreciation Improvement
     Revenue Bonds Zero Coupon Series 1997C
     (FSA Insured)
         09-01-25                                              5.61                2,170,000(e)             584,207
Anaheim Public Financing Authority
     Revenue Bonds Electric Utilities
     San Juan 2nd Series 1993 (FGIC Insured)
         10-01-22                                              5.75               11,100,000             11,474,735
Arcade Certificate of Participation
     Water District Revenue Bonds
     Series 1997 (FGIC Insured)
         11-01-27                                              5.00                1,200,000              1,186,284
Beaumont Financing Authority
     Local Agency Revenue Bonds
     Series 2000A
         09-01-32                                              7.38                2,000,000              2,087,100
Brea Public Financing Authority
     Water Refunding Bonds
     Series 1998 (FGIC Insured)
         07-01-21                                              4.75                1,000,000                962,940
Brea Redevelopment Agency
     Tax Allocation Refunding Bonds
     Redevelopment Project AB
     Series 1993 (MBIA Insured)
         08-01-17                                              5.50                1,800,000              1,849,032
Burbank Redevelopment Agency
     Tax Allocation Bonds
     Golden State Series 1993A
         12-01-23                                              6.00                2,000,000              2,080,120
Chapman College Educational
     Facilities Authority Revenue Bonds
     Series 1991B
         01-01-18                                              7.50                  500,000                510,100
Clearlake Redevelopment Agency
     Highlands Park Community Development
     Tax Allocation Bonds Series 1993
         10-01-23                                              6.40                1,395,000              1,436,543
Community Development Authority
     Health Facilities Unihealth America
     Certificate of Participation Series 1993
     Inverse Floater (AMBAC Insured)
         10-01-11                                              7.37                5,000,000(f)           6,231,249
Contra Costa County
     Residential Rent Facility
     Multi-family Housing Revenue Bonds
     Cypress Meadows Series 1998E A.M.T.
         09-01-28                                              7.00                2,000,000              1,727,080
Corona Community Facilities District #90-1
     Special Tax Refunding Bonds Series 1998A
         09-01-20                                              4.70                1,905,000              1,830,381
Eastern Municipal Water District
     Riverside County Water & Sewer
     Pre-refunded Revenue
     Certificates of Participation
     Series 1991 (FGIC Insured)
         07-01-20                                              6.50                3,000,000              3,102,270
Eastern Municipal Water District
     Riverside County Water & Sewer
     Revenue Certificates of Participation
     Series 1991
         07-01-23                                              6.00                1,000,000              1,031,400
El Monte Department Public
     Social Services Facility
     Certificates of Participation
     Series 1999 (AMBAC Insured)
         06-01-30                                              4.75                1,500,000              1,415,595
Encinitas Unified School District
     Unlimited General Obligation Bonds
     Zero Coupon Series 1996 (MBIA Insured)
         08-01-15                                              5.85                2,500,000(e)           1,221,500
         08-01-16                                              5.85                1,000,000(e)             457,480
Folsom Special Tax Refunding Bonds
     Community Facilities District #10
     Series 1999
         09-01-24                                              7.00                3,000,000              3,231,150
Fontana Redevelopment Agency
     Refunding Certificate of Participation
     Police Facility Series 1993
         04-01-16                                              5.63                4,500,000              4,606,245
Fontana Unified School District
     San Bernardino County General Obligation
     Convertible Capital Appreciation Bonds
     Series 1995C (FGIC Insured)
         05-01-20                                              6.15                3,470,000              3,820,644
Fontana Unified School District
     Unlimited Tax General Obligation Bonds
     Series 1997D (FGIC Insured)
         05-01-22                                              5.75                2,000,000              2,148,220
Foothill/Eastern Transportation
     Corridor Agency Toll Road
     Senior Lien Revenue Bonds
     Series 1995A
         01-01-34                                              6.00                1,775,000              1,973,871
Fresno Unified School District Fresno
     County Refunding General Obligation
     Bonds Series 1999C (MBIA Insured)
         08-01-22                                              5.90                2,000,000              2,274,940
Garden Grove Agency
     Community Development
     Tax Allocation Refunding Bonds
     Garden Grove Community
     Series 1993
         10-01-23                                              5.88                3,000,000              3,023,760
Garden Grove Certificates of Participation
     Bahia Village/Emerald Isle
     Series 1993 (FSA Insured)
         08-01-23                                              5.70                2,660,000              2,749,243
Hemet Redevelopment Agency
     Tax Allocation Bonds
     Series 1999A (AMBAC Insured)
         09-15-28                                              4.75                2,390,000              2,261,681
Infrastructure & Economic Development Bank
     Revenue Bonds
     American Center for Wine, Foods & Arts
     Series 1999 (ACA Insured)
         12-01-19                                              5.70                2,500,000              2,612,775
Inglewood Redevelopment Agency
     Revenue Bonds Series 1998A
     (AMBAC Insured)
         05-01-23                                              5.25                1,100,000              1,154,923
Intercommunity Hospital Finance Authority
     Certificate of Participation Series 1998
     (ACA Insured)
         11-01-19                                              5.25                4,000,000              3,887,880
Irwindale Redevelopment Agency Sub Lien
     Tax Allocation Bonds Series 1996
         12-01-19                                              7.00                1,700,000              1,845,537
Janesville Union School District
     Lassen County General Obligation Bonds
     Series 1996
         08-01-21                                              6.45                  860,000(d)             920,088
La Mirada Redevelopment Agency
     Special Tax Refunding Revenue Bonds
     Community Facilities District #89-1
     Series 1998
         10-01-20                                              5.70                1,000,000                970,620
Lake Elsinore Public Finance Authority
     Local Agency Revenue Bonds
     Series 1997F
         09-01-20                                              7.10                2,975,000              3,183,369
Lake Elsinore Public Finance Authority Tax
     Allocation Revenue Bonds Series 1999A
         09-01-30                                              5.50                2,500,000              2,390,775
Lake Elsinore Redevelopment Agency
     Community Facilities District #90
     Tuscany Hills Public Improvements
     Special Tax Parity Bonds Series 1999A
         10-01-24                                              6.05                2,000,000              1,987,320
Lake Elsinore School Finance Authority
     Revenue Bonds Series 1997
         09-01-19                                              6.13                1,235,000              1,267,900
Las Virgenes Unified School District
     Los Angeles County Capital Appreciation
     General Obligation Bonds Zero Coupon
     Series 1997B (FSA Insured)
         11-01-21                                              5.67                1,800,000(e)             601,470
         11-01-22                                              5.68                2,300,000(e)             726,064
         11-01-23                                              5.68                2,945,000(e)             879,907
Los Angeles County Schools Regionalized
     Business Services Pooled Financing Program
     Certificate of Participation Zero Coupon
     Series 1999A (AMBAC Insured)
         08-01-27                                              5.97                2,410,000(e)             586,546
Los Angeles Department of Water & Power
     Waterworks Refunding Revenue Bonds
     2nd Series 1993 (FGIC Insured)
         05-15-18                                              4.50                3,000,000              2,840,370
Los Angeles Multi-family Housing
     Revenue Bonds Park Parthenia
     Series 1986A (GNMA Insured)
     A.M.T.
         01-20-22                                              7.40                1,000,000              1,012,620
Los Angeles Single Family Home
     Mortgage Revenue Bonds
     Series 1991A (GNMA & FNMA Insured)
     A.M.T.
         06-01-25                                              6.88                  710,000                726,380
Los Angeles State Harbor Revenue Bonds
     Series 1996B (MBIA Insured) A.M.T.
         11-01-19                                              5.38                2,000,000              2,022,140
         11-01-23                                              5.38                1,300,000              1,311,063
Los Angeles State Harbor Revenue Bonds
     Series 1988 Escrowed to Maturity
         10-01-18                                              7.60                1,000,000              1,282,090
Los Angeles Wastewater System
     Refunding Revenue Bonds Series 1993D
     (FGIC Insured)
         11-01-17                                              4.70                1,000,000                982,360
Millbrae Residential Facility
     Revenue Bonds Magnolia of Millbrae
     Series 1997A A.M.T.
         09-01-27                                              7.38                2,500,000              2,462,375
Modesto Irrigation District Finance Authority
     Refunding Revenue Bonds Domestic Water
     Series 1998D (AMBAC Insured)
         09-01-22                                              4.75                2,000,000              1,921,360
Northern California Transmission Select
     Auction Variable Rate Security &
     Residual Interest Revenue Bonds
     Series 1993 (MBIA Insured)
         04-29-24                                              5.50                4,500,000(h)           4,561,965
Novato Community Facility District #1
     Vintage Oaks Public Improvement
     Special Tax Refunding Bonds
     Series 1994
         08-01-21                                              7.25                2,000,000              2,133,900
Orange County Special Tax
     Community Facilities Pre-refunded
     Bonds Aliso Veijo District 88-1
     Series 1992A
         08-15-18                                              7.35                3,000,000              3,223,320
Pittsburg Infrastructure Finance Authority
     Reassessment Revenue Improvement
     Bonds Series 1998A
         09-02-24                                              5.60                1,440,000              1,399,075
Pittsburg Redevelopment Agency
     Tax Allocation Bonds Los Medanos
     Community Development Zero Coupon
     Series 1999 (AMBAC Insured)
         08-01-24                                              6.05                2,100,000(e)             592,053
Pleasanton Joint Powers Financing Authority
     Reassessment Revenue Bonds
     Series 1993A
         09-02-12                                              6.15                1,765,000              1,851,556
Port of Oakland Refunding Revenue Bonds
     Series 1997G (MBIA Insured) A.M.T.
         11-01-25                                              5.38                3,080,000              3,119,763
Poway Unified School District Special Tax
     Refunding Bonds Community Facilities
     District #1 Series 1998 (MBIA Insured)
         10-01-23                                              4.75                2,500,000              2,394,475
Rancho Mirage Joint Powers
     Finance Authority
     Certificate of Participation
     Eisenhower Memorial Hospital
     Series 1992
         03-01-22                                              7.00                4,250,000              4,485,918
Redding Redevelopment Agency
     Tax Allocation Refunding Bonds
     Canby Hilltop Cypress
     Series 1993D (CGIC Insured)
         09-01-23                                              5.00                4,700,000              4,674,432
Redwood City Elementary School
     District Capital Appreciation
     General Obligation Bonds
     San Mateo County Zero Coupon
     Series 1997 (FGIC Insured)
         08-01-20                                              5.65                5,475,000(e)           1,965,032
Richmond Elementary School District
     Lassen County General Obligation Bonds
     Series 1996
         08-01-21                                              6.50                  649,000                683,034
Richmond Joint Powers Financing Authority
     Lease & Gas Tax Refunding Revenue
     Bonds Series 1995A
         05-15-13                                              5.25                2,000,000              2,062,780
Riverside County Certificates of Participation
     Series 1998 (MBIA Insured)
         12-01-21                                              5.00                1,530,000              1,527,965
RuralHome Mortgage Financing  Authority Single
     Family Mortgage Revenue Bonds 3rd
     Series 1997A (GNMA Insured) A.M.T.
         09-01-29                                              7.00                1,425,000              1,659,541
Rural Home Mortgage Financing Authority
     Single Family Mortgage Revenue Bonds
     4th Series 1998B (FNMA/GNMA Insured)
     A.M.T.
         12-01-29                                              6.35                1,455,000              1,589,427
Sacramento Cogeneration Authority
     Pre-refunded Revenue Bonds
     Procter & Gamble Series 1995
         07-01-10                                              6.38                  500,000                559,085
Sacramento Cogeneration Authority
     Un-refunded Revenue Bonds
     Procter & Gamble Series 1995
         07-01-10                                              6.38                  500,000(d)             538,690
Sacramento Municipal Utility District
     Pre-refunded Bonds
     Series 1991Y (MBIA Insured)
         09-01-19                                              6.75                3,400,000              3,536,884
Sacramento Power Authority Cogeneration
     Revenue Bonds Campbell Soup
     Series 1995
         07-01-22                                              6.00                1,000,000              1,032,270
San Diego Community Facilities District #1
     Special Tax Series 1998 (MBIA Insured)
         09-01-20                                              4.75                2,000,000              1,937,720
San Diego Convention Center Expansion
     Financing Authority Revenue Bonds
     Series 1998A (AMBAC Insured)
         04-01-28                                              4.75                3,250,000              3,080,058
San Diego County Capital Asset Lease
     Certificate of Participation Series 1993
     Inverse Floater (AMBAC Insured)
         09-01-07                                              6.97                3,200,000(f)           3,680,000
San Diego County Water Authority
     Revenue Bonds Certificates of Participation
     Series 1998A (FGIC Insured)
         05-01-24                                              4.50                6,475,000              5,953,827
San Diego Water Utility Systems
     Undivided Interest Revenue Bonds
     Series 1998 (FGIC Insured)
         08-01-28                                              4.75                2,695,000              2,556,019
San Francisco City & County
     Airport Commission
     International Airport
     Refunding Revenue Bonds
     Issue 20 2nd Series 1998
         05-01-26                                              4.50                2,250,000              2,048,918
San Francisco City & County
     Airport Commission
     International Airport
     Revenue Bonds Issue 15B
     2nd Series 1998 (MBIA Insured)
         05-01-20                                              4.90                2,000,000              1,975,020
         05-01-25                                              4.50                1,500,000              1,375,635
San Jose Redevelopment Agency
     Merged Area Redevelopment
     Tax Allocation Bonds
     Series 1993 (MBIA Insured)
         08-01-24                                              4.75                3,055,000              2,917,189
San Jose Redevelopment Agency
     Merged Area Redevelopment
     Tax Allocation Bonds
     Series 1999 (AMBAC Insured)
         08-01-23                                              4.75                3,000,000              2,863,860
San Jose Redevelopment Agency
     Merged Area Tax Allocation Bonds
     Series 1993 Inverse Floater
     (MBIA Insured)
         08-01-14                                              6.22                3,000,000(f)           3,180,000
San Juan Unified School District
     Unlimited Tax General Obligation Bonds
     Zero Coupon Series 1999
         08-01-21                                              5.68                  820,000(d,e)           277,627
         08-01-23                                              5.70                1,820,000(e)             551,023
         08-01-24                                              5.78                1,810,000(e)             518,565
San Ysidro School District
     General Obligation Bonds
     San Diego County
     Series 1997 (AMBAC Insured)
         08-01-21                                              6.13                1,000,000              1,157,840
Santa Clara County Mountain View Los Altos
     Union High School District Unlimited Tax
     General Obligation Bonds Series 1995A
         08-01-15                                              5.75                1,200,000              1,279,536
Santa Cruz Certificate of Participation
     Series 1987
         08-01-07                                              8.38                  950,000                957,866
Santa Monica-Malibu Unified School District
     Capital Appreciation General Obligation
     Bonds Los Angeles County Zero Coupon
     Series 1999 (FGIC Insured)
         08-01-22                                              5.38                7,300,000(e)           2,335,051
South Tahoe Joint Powers
     Financing Authority
     Refunding Revenue Bonds
     Series 1995B
         10-01-20                                              6.25                2,700,000              2,778,975
Southern California Metropolitan Water
     District Waterworks Revenue Bonds
     Series 1998A
         07-01-22                                              4.75                3,750,000              3,585,413
Southern California Public Power Authority
     Transmission Special Bonds
     Series 1992
         07-01-12                                              6.00                2,700,000              2,803,599
State Department Water Resource
     Water Systems Revenue Bonds
     Center Valley Series 1995O
         12-01-18                                              4.75                2,000,000              1,957,400
State Department Water Resource
     Water Systems Revenue Bonds
     Center Valley Series 1993L
         12-01-23                                              5.50                3,000,000              3,055,890
State Educational Facilities Authority
     Revenue Bonds Keck Graduate
     Institute of Applied Life Sciences
     Series 2000
         06-01-20                                              6.63                1,490,000              1,594,151
State Educational Facilities Authority
     Revenue Bonds Pomona College
     Series 1992
         02-15-17                                              6.00                3,000,000              3,114,930
State Educational Facilities Authority
     Revenue Bonds Series 1997B
         04-01-21                                              6.30                1,000,000              1,049,160
State For Previous Veterans Unlimited
     General Obligation Bonds
     Series 2000B A.M.T.
         12-01-12                                              4.95                1,250,000              1,257,350
         12-01-13                                              5.05                1,435,000              1,448,231
         12-01-14                                              5.15                2,535,000              2,561,212
State General Obligation Bonds
     Series 2000
         05-01-30                                              5.75                2,000,000              2,138,140
State Public Works Board
     California Community Colleges Lease
     Pre-refunded Revenue Bonds
     Series 1994B
         03-01-19                                              7.00                2,000,000              2,223,640
State Public Works Board
     Lease Revenue Bonds
     Department of Correction Substance
     Abuse Treatment Facility & State Prison
     Corcoran Series 1996A (AMBAC Insured)
         01-01-21                                              5.25                1,870,000              1,889,654
State University Refunding Revenue Bonds
     Series 1993C (AMBAC Insured)
         09-01-23                                              5.00                2,000,000              1,983,780
State Unlimited Tax General
     Obligation Bonds
     Series 1993 (FGIC Insured)
         09-01-23                                              4.75                1,075,000              1,030,280
Statewide Community Development
     Authority Multi-family Housing
     Revenue Bonds Magnolia City Lights
     Series 1999X A.M.T.
         07-01-30                                              6.65                1,600,000              1,447,712
Statewide Community Development
     Authority Revenue Certificate of
     Participation St. Joseph Health
     System Group Series 1994
         07-01-15                                              6.50                5,500,000              6,073,760
Stockton Single Family Mortgage
     Revenue Bonds Series 1990A
     (GNMA Insured) A.M.T.
         02-01-23                                              7.50%                  90,000(d)              94,586
Upland Certificate of Participation
     Water System Refunding Bonds
     Series 1992 (FGIC Insured)
         08-01-16                                              6.60                1,000,000              1,053,130
Vallejo Certificates of Participation
     Touro University Series 1999
         06-01-29                                              7.38                2,000,000              2,084,720
West Sacramento Financing Authority
     Special Tax Revenue Bonds
     Series 1999F
         09-01-29                                              6.10                3,000,000              3,017,730
Total municipal bonds
(Cost: $216,736,087)                                                                                   $236,800,556

Municipal notes (5.1%)
Issuer(c,g)                                                  Effective            Amount                Value(a)
                                                               yield              payable
                                                                                at maturity
Irvine Ranch Water District Revenue Bonds
     Series 1985 V.R.
         10-01-05                                              3.70%              $1,200,000             $1,200,000
Irvine Ranch Water District Revenue Bonds
     V.R.
         08-01-16                                              3.70                1,700,000              1,700,000
Orange County Improvement District #88
     Special Assessment Bonds  V.R.
         09-02-18                                              3.75                1,700,000              1,700,000
State Health Facilities Authority Revenue
     Bonds Sutter Health Series 1996B V.R.
         03-01-12                                              3.75                4,820,000              4,820,000
Statewide Community Development
     Authority Certificate of Participation V.R.
         04-01-28                                              4.10                2,400,000              2,400,000
Statewide Community Development Authority
     Certificate of Participation
     Sutter Health Group V.R.
         07-01-15                                              3.70                1,000,000              1,000,000
Total municipal notes
(Cost: $12,820,000)                                                                                     $12,820,000

Total investments in securities
(Cost: $229,556,087)(i)                                                                                $249,620,556


AXP California Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

    ACA        --  ACA Financial Guaranty Corporation
    AMBAC      --  American Municipal Bond Association Corporation
    BIG        --  Bond Investors Guarantee
    CGIC       --  Capital Guaranty Insurance Company
    FGIC       --  Financial Guarantee Insurance Corporation
    FHA        --  Federal Housing Authority
    FNMA       --  Federal National Mortgage Association
    FSA        --  Financial Security Assurance
    GNMA       --  Government National Mortgage Association
    MBIA       --  Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

    A.M.T.      --  Alternative  Minimum  Tax -- As of  Dec.  31,  2000,
                    the  value  of securities subject to alternative minimum
                    tax represented 8.85% of net assets.
    B.A.N.      --  Bond Anticipation Note
    C.P.        --  Commercial Paper
    R.A.N.      --  Revenue Anticipation Note
    T.A.N.      --  Tax Anticipation Note
    T.R.A.N.    --  Tax & Revenue Anticipation Note
    V.R.        --  Variable Rate
    V.R.D.B.    --  Variable Rate Demand Bond
    V.R.D.N.    --  Variable Rate Demand Note

(d) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

    Type of security                                Notional amount
    Sale contracts
    Municipal Bonds, March 2001                     $27,000,000

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2000.

(g) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2000.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2000.

(i) At Dec. 31, 2000, the cost of securities for federal income tax purposes was approximately $229,556,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation      $20,669,000
    Unrealized depreciation         (604,000)
                                    --------
    Net unrealized appreciation  $20,065,000
                                 -----------



Investments in Securities
AXP Massachusetts Tax-Exempt Fund

Dec. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (93.4%)
Name of                                                       Coupon             Principal              Value(a)
issuer and                                                     rate               amount
title of issue(b,c)
Bay Transportation Authority
     General Transportation System
     Refunding Bonds Series 1992B
         03-01-16                                              6.20%              $1,500,000             $1,727,865
Bay Transportation Authority
     Pre-refunded Revenue Bonds
     Series 1992B (FSA Insured)
         03-01-21                                              5.50                   15,000                 15,434
Boston City Hospital
     Refunding Revenue Bonds
     Series B (FHA Insured)
         02-15-23                                              5.75                3,000,000              3,008,520
Boston General Obligation Bonds
     Series 1991A (MBIA Insured)
         07-01-11                                              6.75                  500,000                516,770
Boston General Obligation Refunding Bonds
     Series 1993A (AMBAC Insured)
         02-01-09                                              5.65                1,500,000              1,568,355
Boston Industrial Development
     Financing Authority Revenue Bonds
     Massachusetts College of Pharmacy
     Series 1993A (Connie Lee Insured)
         10-01-26                                              5.25                1,000,000                987,400
Boston Water & Sewer Commission
     General Pre-refunded Revenue Bonds
     Senior Series 1991A (FGIC Insured)
         11-01-18                                              7.00                1,000,000              1,044,120
Boston Water & Sewer Commission
     General Revenue Bonds
     Series 1998D (FGIC Insured)
         11-01-22                                              4.75                1,000,000                940,110
Haverhill City Unlimited Tax
     General Obligation Bonds
     Series 1997 (FGIC Insured)
         06-15-17                                              5.00                  250,000                250,850
Health & Educational Facilities Authority
     Pre-refunded Bonds Northeastern
     University Series E (MBIA Insured)
         10-01-22                                              6.55                1,000,000              1,052,120
Health & Educational Facilities Authority
     Refunding Revenue Bonds
     Beth Israel Hospital Series 1989E
         07-01-09                                              7.00                  300,000                300,069
         07-01-14                                              7.00                  250,000                242,045
Health & Educational Facilities Authority
     Revenue Bonds Berkshire Health Systems
     Series C
         10-01-11                                              5.90                  900,000                847,296
Health & Educational Facilities Authority
     Revenue Bonds Brigham & Women's
     Hospital Series 1991D
         07-01-24                                              6.75                1,000,000              1,033,330
Health & Educational Facilities Authority
     Revenue Bonds Cape Cod Health System
     Series 1993A (Connie Lee Insured)
         11-15-21                                              5.25                2,500,000              2,477,950
Health & Educational Facilities Authority
     Revenue Bonds Charlton Memorial
     Hospital Series 1991B
         07-01-13                                              7.25                1,750,000              1,811,408
Health & Educational Facilities Authority
     Revenue Bonds Holyoke Hospital
     Series B
         07-01-15                                              6.50                1,000,000                920,760
Health & Educational Facilities Authority
     Revenue Bonds New England
     Deaconess Hospital Series 1992D
         04-01-12                                              6.63                1,000,000              1,049,640
Health & Educational Facilities Authority
     Revenue Bonds Newton Wellesley
     Hospital Series 1991D (MBIA Insured)
         07-01-15                                              7.00                1,000,000              1,034,520
Health & Educational Facilities Authority
     Revenue Bonds Suffolk University
     Series B (Connie Lee Insured)
         07-01-22                                              6.35                2,495,000              2,593,278
Industrial Finance Agency
     Assumption College Revenue Bonds
     Series 1996 (Connie Lee Insured)
         07-01-26                                              6.00                1,000,000              1,060,660
Industrial Finance Agency
     Hampshire College
     Revenue Bonds Series 1997
         10-01-17                                              5.80                1,105,000              1,086,303
Industrial Finance Agency
     Pollution Control Refunding Revenue
     Bonds Eastern Edison Series 1993
         08-01-08                                              5.88                2,000,000              2,060,960
Industrial Finance Agency
     Resource Recovery Revenue Bonds
     SEMASS Series 1991A
         07-01-15                                              9.00                1,500,000              1,565,565
Mansfield General Obligation Bonds
     (AMBAC Insured)
         01-15-11                                              6.70                1,000,000              1,046,600
Municipal Wholesale Electric Power
     Supply System Pre-refunded Revenue
     Bonds Series 1992B
         07-01-17                                              6.75                1,395,000              1,475,533
Municipal Wholesale Electric Power
     Supply System Refunding Revenue Bonds
     Series 1994B (MBIA Insured)
         07-01-11                                              4.75                1,750,000              1,769,425
Municipal Wholesale Electric Power Supply
     System Revenue Bonds Special
     Parts & Inflows (AMBAC Insured)
         07-01-18                                              5.45                1,600,000              1,606,944
Nantucket General Obligation Bonds
         12-01-11                                              6.80                1,000,000              1,043,950
Route 3 North Transportation
     Improvement Lease Bonds
     Inverse Floater (MBIA Insured)
         06-15-19                                              5.66                  500,000                545,100
Southeastern University Building
     Refunding Revenue Bonds
     Series A (AMBAC Insured)
         05-01-16                                              5.75                1,250,000              1,312,763
State Development Finance Agency
     Private School Revenue Bonds
     Series 1998
         11-01-18                                              5.88                  500,000                421,820
State Development Finance Agency
     Revenue Bonds 1st Mortgage
     Berkshire Retirement Community
     Lennox Series 1999
         07-01-29                                              5.63                1,500,000              1,192,935
State Development Finance Agency
     Revenue Bonds Boston University
     Series 1999P
         05-15-29                                              6.00                1,400,000              1,501,990
State Development Finance Agency
     Revenue Bonds Landmark School
     Series 1999 (Asset Guaranty)
         06-01-29                                              5.25                1,000,000                960,060
State Development Finance Agency
     Revenue Bonds Massachusetts
     College of Pharmacy Series 1999B
         07-01-20                                              6.63                1,000,000              1,037,170
State Development Finance Agency
     Revenue Bonds Suffolk University
     Series 1999
         07-01-29                                              5.85                1,000,000                961,190
State Development Finance Agency
     Revenue Bonds The May Institute Issue
     Series 1999 (Asset Guaranty)
         09-01-29                                              5.75                1,000,000              1,016,660
State Development Finance Authority
     Revenue Bonds Boston Biomedical
     Research Institute
         02-01-29                                              5.75                1,000,000                893,090
State Education  Loan Authority
     Educational  Loan Revenue Bonds
     Issue E Series B
     (AMBAC Insured) A.M.T.
         01-01-12                                              6.00                  715,000                751,644
State General Obligation
     Consolidated Loan Bonds
     Series 1991A (FGIC Insured)
         06-01-11                                              6.00                1,095,000              1,104,286
State Health & Education Facilities Authority
     College Revenue Bonds Brandeis University
     Series 1998I (MBIA Insured)
         10-01-28                                              4.75                2,000,000              1,849,900
State Health & Education Facilities Authority
     Hospital Revenue Bonds Harvard Pilgrim
     Health Series 1998A (FSA Insured)
         07-01-22                                              4.75                1,000,000                904,920
State Health & Education Facilities Authority
     Hospital Revenue Bonds Milford-Whitinsville
     Regional Hospital Series 1998C
         07-15-28                                              5.38                1,065,000                796,034
State Health & Education Facilities Authority
     Pre-refunded Revenue Bonds Boston College
     Series 1991J (FGIC Insured)
         07-01-21                                              6.63                1,940,000              2,003,263
State Health & Education Facilities Authority
     Pre-refunded Revenue Bonds
     Melrose-Wakefield Hospital
     Series 1992B
         07-01-16                                              6.38                1,000,000              1,073,250
State Health & Education Facilities Authority
     Pre-refunded Revenue Bonds
     Series 1992D (MBIA Insured)
         07-01-22                                              6.50                  495,000                521,562
State Health & Education Facilities Authority
     Refunding Revenue Bonds Caritas Christi
     Obligated Group Series 1999A
         07-01-15                                              5.70                1,000,000                859,880
State Health & Education Facilities Authority
     Refunding Revenue Bonds
     Christopher House Series 1999A
         01-01-29                                              6.88                1,000,000                898,430
State Health & Education Facilities Authority
     Revenue Bonds Boston College Series L
         06-01-31                                              4.75                1,000,000                915,070
State Health & Education Facilities Authority
     Revenue Bonds Learning Center for
     Deaf Children Series 1999C
         07-01-29                                              6.13                1,000,000                859,880
State Health & Education Facilities Authority
     Revenue Bonds North Adams
     Regional Hospital Series C
         07-01-18                                              6.63                1,000,000                933,880
State Health & Education Facilities Authority
     Revenue Bonds South Shore Hospital
     Series 1999F
         07-01-29                                              5.75                1,000,000                937,620
State Health & Education Facilities Authority
     Revenue Bonds Southcoast Health System
     Series 1998A (MBIA Insured)
         07-01-27                                              4.75                1,000,000                901,280
State Health & Education Facilities Authority
     Revenue Bonds Valley Regional Health
     System Series 1994C (Connie Lee Insured)
         07-01-18                                              5.75                1,000,000              1,027,960
State Health & Education Facilities Authority
     Unrefunded Revenue Bonds Boston College
     Series 1991J (FGIC Insured)
         07-01-21                                              6.63                   60,000                 61,825
State Health & Education Facilities Authority
     Unrefunded Revenue Bonds
     Series 1992D (MBIA Insured)
         07-01-22                                              6.50                  505,000                526,952
State Housing Authority Residential
     Development Bonds Series 1992A
     (FNMA Insured)
         11-15-11                                              6.88                1,000,000              1,048,890
StateIndustrial  Finance Agency
     Assisted  Living  Facility
     Revenue Bonds Marina
     Bay LLC Series 1997 A.M.T.
         12-01-27                                              7.50                1,000,000                979,550
State Industrial Finance Agency
     Assisted Living Facility Revenue Bonds
     Newton Group Properties LLC
     Series 1997 A.M.T.
         09-01-27                                              8.00                1,160,000              1,210,135
State Industrial Finance Agency
     College Revenue Bonds
     Tufts University Series 1998H
     (MBIA Insured)
         02-15-28                                              4.75                1,000,000                926,550
State Industrial Finance Agency
     Miscellaneous Revenue Bonds
     Cambridge Friends School
     Series 1998
         09-01-28                                              5.80                  700,000                676,746
State Industrial Finance Agency
     School Bonds St. John's
     High School of Worcester County
     Series 1998
         06-01-28                                              5.35                  500,000                460,540
State Turnpike Authority Metro Highway
     System Senior Lien Revenue Bonds
     Toll Road Series 1997A (MBIA Insured)
         01-01-37                                              5.00                2,000,000              1,910,180
State Water Resource Authority
     Revenue Bonds Series 1992A
     (MBIA Insured)
         07-15-22                                              5.50                1,100,000              1,123,463
Taunton General Obligation Refunding Notes
     (FSA Insured)
         05-01-19                                              4.75                1,000,000                963,750
University of Massachusetts Building Authority
     Revenue Bonds Escrowed to Maturity
         05-01-11                                              7.50                   95,000                108,622
Water Resource Authority General
     Pre-refunded Revenue Bonds Series 1991A
         12-01-19                                              6.50                1,000,000              1,042,030
Water Resource Authority General
     Revenue Bonds Series B (MBIA Insured)
         03-01-22                                              5.00                1,000,000                976,950
Total municipal bonds
(Cost: $72,203,373)                                                                                     $74,335,600


Municipal notes (4.6%)
Issuer(c,d)                                                  Effective            Amount                Value(a)
                                                               yield              payable
                                                                                at maturity
State Health & Education Facility
     Authority Revenue Bonds
     Capital Asset V.R. Series 1985C
         07-01-05                                              4.95%              $1,200,000             $1,200,000
State Health & Education Facility
     Authority Revenue Bonds
     Capital Asset V.R. Series 1985E
         01-01-35                                              4.90                  500,000              2,500,000
Total municipal notes
(Cost: $3,700,000)                                                                                       $3,700,000

Total investments in securities
(Cost: $75,903,373)(e)                                                                                  $78,035,600


See accompanying notes to investments in securities.


AXP Massachusetts Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

    ACA        --  ACA Financial Guaranty Corporation
    AMBAC      --  American Municipal Bond Association Corporation
    BIG        --  Bond Investors Guarantee
    CGIC       --  Capital Guaranty Insurance Company
    FGIC       --  Financial Guarantee Insurance Corporation
    FHA        --  Federal Housing Authority
    FNMA       --  Federal National Mortgage Association
    FSA        --  Financial Security Assurance
    GNMA       --  Government National Mortgage Association
    MBIA       --  Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

    A.M.T.      --  Alternative Minimum Tax -- As of Dec. 31, 2000, the value of securities subject to alternative minimum tax
                    represented 3.69% of net assets.
    B.A.N.      --  Bond Anticipation Note
    C.P.        --  Commercial Paper
    R.A.N.      --  Revenue Anticipation Note
    T.A.N.      --  Tax Anticipation Note
    T.R.A.N.    --  Tax & Revenue Anticipation Note
    V.R.        --  Variable Rate
    V.R.D.B.    --  Variable Rate Demand Bond
    V.R.D.N.    --  Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2000.

(e) At Dec. 31, 2000,  the cost of securities for federal income tax purposes
    was  approximately   $75,904,000  and  the  approximate  aggregate  gross
    unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                              $ 3,623,000
    Unrealized depreciation                               (1,491,000)
                                                          ----------
    Net unrealized appreciation                          $ 2,132,000
                                                         -----------



Investments in Securities
AXP Michigan Tax-Exempt Fund

Dec. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.4%)
Name of                                                       Coupon             Principal              Value(a)
issuer and                                                     rate               amount
title of issue(b,c)
Allegan Hospital Finance Authority
     Refunding Revenue Bonds
     Allegan General Hospital
         11-15-21                                              7.00%              $1,000,000               $980,570
Auburn Hills Limited Tax General Obligation
     Street Improvement Bonds
         05-01-04                                              6.00                  200,000                202,040
Battle Creek Calhoun County Downtown
     Development Authority Pre-refunded Bonds
     Series 1994
         05-01-22                                              7.65                1,250,000              1,403,450
Big Rapids Public School District
     Unlimited General Obligation Bonds
     (FSA Insured)
         05-01-25                                              4.75                1,500,000              1,395,570
Buena Vista School District Saginaw County
     School Building & Site Unlimited Tax
     General Obligation Pre-refunded Bonds
     Series 1991
         05-01-16                                              7.20                1,500,000              1,545,735
Central University Revenue Bonds
     Series 1997 (FGIC Insured)
         10-01-26                                              5.50                  750,000                805,883
Central University Revenue Bonds
     Series 1998 (FGIC Insured)
         10-01-27                                              5.00                1,000,000                967,410
Chippewa County Hospital Financial Authority
     Hospital Refunding Revenue Bonds
     Chippewa County War Memorial Hospital
     Series 1997B
         11-01-14                                              5.63                  500,000                440,440
Chippewa Valley School District Unlimited Tax
     General Obligation Bonds (FGIC Insured)
         05-01-21                                              5.00                1,000,000                976,230
Concord Academy
     Certificate of Participation
     Series 1998
         10-01-19                                              7.00                1,000,000                929,560
Detroit Downtown Development Authority
     Development Area Project #1 Junior Lien
     Tax Increment Refunding Bonds
     Series 1996D
         07-01-25                                              6.50                1,000,000              1,123,180
Detroit Sewer Disposal
     Pre-refunded Revenue Bonds
     (FGIC Insured)
         07-01-23                                              5.70                1,600,000              1,682,608
Detroit Sewer Disposal
     Unrefunded Revenue Bonds
     (FGIC Insured)
         07-01-23                                              5.70                  400,000                407,300
Detroit Unlimited Tax
     General Obligation Bonds
     Series 1995A
         04-01-15                                              6.80                1,000,000              1,109,310
Detroit Water Supply System Second Lien
     Revenue Bonds Series 1995A
     (MBIA Insured)
         07-01-25                                              5.50                1,500,000              1,519,875
East Lansing School District
     School Building & Site
     Unlimited Tax General Obligation
     Pre-refunded Bonds Series 1991
         05-01-14                                              6.63                  750,000                771,330
Eaton Rapids Public Schools
     Unlimited Tax General Obligation
     Refunding Bonds (MBIA Insured)
         05-01-25                                              4.75                1,000,000                930,510
Farmington Hills Hospital Finance Authority
     Revenue Bonds Botsford General Hospital
     Series 1992A (MBIA Insured)
         02-15-22                                              6.50                1,500,000              1,568,865
Ferris State University Board of Trustees
     General Refunding Revenue Bonds
     Series 1995 (MBIA Insured)
         10-01-20                                              5.25                1,000,000              1,003,860
Fowlerville Community Schools
     Unlimited Tax General Obligation
     Refunding Bonds (FSA Insured)
         05-01-26                                              4.75                1,310,000              1,215,248
Garden City Hospital Finance Authority
     Hospital Revenue Bonds Series 1998
         09-01-17                                              5.75                1,000,000                780,090
Genesee County General Obligation Bonds
     Sewer Disposal System Series A
     (AMBAC Insured)
         04-01-15                                              5.40                1,000,000              1,033,470
Gogebic County Hospital Finance Authority
     Hospital Refunding Revenue Bonds
     Grandview Health System Series 1999
         10-01-16                                              5.88                1,000,000                848,660
Grand Ledge Public Schools
     Unlimited Tax General Obligation
     Refunding Bonds Eaton, Clinton & Ionia
     Counties Series 1995 (MBIA Insured)
         05-01-24                                              5.38                2,000,000              2,012,119
Grand Rapids Community College
     Limited Tax General Obligation Bonds
     Series 1996 (MBIA Insured)
         05-01-19                                              5.38                1,000,000              1,016,590
Grand Rapids Sanitary Sewer System
     Refunding Revenue Bonds
     Series 1998A (FGIC Insured)
         01-01-28                                              4.75                1,000,000                928,260
Grand Rapids Tax Increment
     Revenue Bonds Series 1994
     (MBIA Insured)
         06-01-24                                              6.88                  380,000                415,348
Iosco County Water Supply System
     Limited Tax General Obligation Bonds
     (AMBAC Insured)
         05-01-08                                              5.50                  175,000                179,074
         05-01-09                                              5.50                  200,000                204,622
         05-01-10                                              5.50                  200,000                204,574
Lake Orion School District
     General Obligation Bonds
     (AMBAC Insured)
         05-01-20                                              5.50                1,000,000              1,017,810
Lincoln Park School District
     Wayne County School Building & Site
     Unlimited Tax General Obligation Bonds
     (FGIC Insured)
         05-01-26                                              5.90                1,000,000              1,086,500
Midland County Economic  Development
     Authority Unlimited Tax General Obligation
     Refunding Revenue Bonds Series A A.M.T.
         07-23-09                                              6.88                1,000,000              1,020,660
Muskegon Heights Public Schools
     Unlimited Tax General Obligation Bonds
     (MBIA Insured)
         05-01-29                                              5.00                  750,000                722,453
Northville Public Schools Unlimited Tax
     General Obligation Bonds Series 1991B
         05-01-08                                              7.00                1,500,000              1,544,475
Ovid-Elsie School District Unlimited Tax
     General Obligation Bonds
     (MBIA Insured)
         05-01-21                                              5.60                1,000,000              1,065,750
Plymouth Educational Center
     Certificates of Participation
         07-01-29                                              7.00                1,250,000              1,188,813
Plymouth-Canton Community School District
     Unlimited Tax General Obligation Bonds
     (FSA Insured)
         05-01-23                                              4.75                1,000,000                936,240
Redford General Obligation Bonds
     (MBIA Insured)
         04-01-16                                              5.25                1,450,000              1,473,824
Richmond Limited Obligation
     Refunding Revenue Bonds
     KMart Series A
         01-01-07                                              6.63                  530,000                534,850
Romulus Township School District
     Unlimited Tax General Obligation
     Refunding Bonds (FGIC Insured)
         05-01-22                                              5.75                2,500,000              2,569,199
Schoolcraft Community School District
     Unlimited Tax General Obligation Bonds
     (FGIC Insured)
         05-01-26                                              5.38                  705,000                747,822
Schoolcraft Community School District
     Unlimited Tax General Obligation
     Pre-refunded Bonds (FGIC Insured)
         05-01-26                                              5.38                  295,000                312,918
South Lake District Unlimited Tax
     General Obligation Pre-refunded Bonds
         05-01-10                                              6.80                  355,000                363,634
South Redford School District
     Unlimited General Obligation Bond
     (FGIC Insured)
         05-01-22                                              5.50                  690,000                702,496
South Redford School District
     Unlimited General Obligation
     Pre-refunded Bonds (FGIC Insured)
         05-01-22                                              5.50                  310,000                330,962
State Building Authority
     Refunding Revenue Bonds
     Series 1991I
         10-01-20                                              6.25                2,200,000              2,264,811
State Hospital Finance Authority
     Hospital Pre-refunded Revenue Bonds
     McLaren Obligated Group Series 1991A
         09-15-21                                              7.50                1,750,000              1,826,528
State Hospital Finance Authority
     Hospital Refunding Revenue Bonds
     Detroit Medical Center Series 1988A
         08-15-12                                              8.13                   40,000                 39,992
State Hospital Finance Authority
     Hospital Refunding Revenue Bonds
     Detroit Medical Center Series A
         08-15-13                                              6.25                1,200,000              1,034,844
State Hospital Finance Authority
     Hospital Refunding Revenue Bonds
     Memorial Healthcare Center
     Obligated Group Series 1999
         11-15-21                                              5.88                1,000,000                875,430
State Hospital Finance Authority
     Refunding Revenue Bonds
     Presbyterian Villages Obligated Group
     Series 1995
         01-01-25                                              6.50                1,000,000                920,570
State Hospital Finance Authority
     Revenue Bonds
     Central Michigan Community Hospital
         10-01-27                                              6.25                1,000,000                875,040
State Hospital Finance Authority
     Revenue Bonds
     Presbyterian Villages of Michigan
     Obligated Group Series 1997
         01-01-25                                              6.38                  700,000                635,208
State Public Power Agency Belle River
     Refunding Revenue Bonds Series A
         01-01-18                                              5.25                1,000,000              1,003,220
State Strategic Fund Limited Tax Obligation
     Refunding Revenue Bonds
     Detroit Edison Series 1990BB
     (MBIA Insured)
         07-15-08                                              7.00                1,000,000              1,167,460
State Strategic Fund Limited Tax Obligation
     Refunding Revenue Bonds
     Detroit Edison Series 1992BB
     (FGIC Insured)
         02-15-16                                              6.50                1,500,000              1,560,555
State Strategic Fund Limited Tax Obligation
     Refunding Revenue Bonds
     Ford Motor Series 1991A
         02-01-06                                              7.10                1,650,000              1,852,652
State Strategic Fund Limited Tax Obligation
     Refunding Revenue Bonds
     Oxford Institute Escrowed to Maturity
         08-15-05                                              7.88                  115,000                123,802
State Strategic Fund Nursing Home
     Revenue Bonds Holland Home Series 1998
         11-15-28                                              5.75                1,000,000                793,720
State Trunk Line Bonds
     Series 1998A (MBIA Insured)
         11-01-20                                              4.75                1,000,000                952,980
State Trunk Line Bonds
     Series A (FGIC Insured)
         11-15-20                                              5.75                1,065,000              1,143,959
State University Revenue Bonds
     Series A
         08-15-22                                              5.50                  560,000                572,107
Summit Academy Certificates of Participation
     Junior High School Facility Series 1999
         09-01-29                                              7.00                  695,000                643,084
Summit Academy Certificates of Participation
     Series 1998
         08-01-18                                              7.00                1,110,000              1,041,058
Troy City Downtown Development Authority
     County of Oakland Development Bonds
     Series 1995A (Asset Guaranty)
         11-01-18                                              6.38                1,500,000              1,610,835
Van Buren Township
     Tax Increment Revenue Bonds
     Series 1994
         10-01-16                                              8.40                  995,000              1,095,823
WayneCounty Charter Airport Revenue Bonds
     Detroit  Metropolitan  Airport Series
     1990A (AMBAC Insured) A.M.T.
         12-01-20                                              7.00                1,080,000              1,103,479
WayneCounty Charter  Airport Revenue Bonds
     Detroit  Metropolitan  Airport Series
     1998A (MBIA Insured) A.M.T.
         12-01-28                                              5.00                1,000,000                934,560
Wayne County Charter Airport Revenue
     Bonds Detroit Metropolitan Airport
     Series 1998B (MBIA Insured)
         12-01-23                                              4.88                1,000,000                949,030
Wayne State University Revenue Bonds
     University Board of Govenors
     (FGIC Insured)
         11-15-29                                              5.13                1,000,000                987,320
Total municipal bonds
(Cost: $66,621,952)                                                                                     $70,228,254


Municipal note (1.1%)
Issuer(c,d)                                                  Effective            Amount                Value(a)
                                                               yield              payable
                                                                                at maturity
University of Michigan
     Refunding Revenue Bond V.R.
         12-01-27                                              4.90%                $800,000               $800,000
Total municipal note
(Cost: $800,000)                                                                                           $800,000

Total investments in securities
(Cost: $67,421,952)(e)                                                                                  $71,028,254


AXP Michigan Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

    ACA        --  ACA Financial Guaranty Corporation
    AMBAC      --  American Municipal Bond Association Corporation
    BIG        --  Bond Investors Guarantee
    CGIC       --  Capital Guaranty Insurance Company
    FGIC       --  Financial Guarantee Insurance Corporation
    FHA        --  Federal Housing Authority
    FNMA       --  Federal National Mortgage Association
    FSA        --  Financial Security Assurance
    GNMA       --  Government National Mortgage Association
    MBIA       --  Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

    A.M.T.      --  Alternative Minimum Tax -- As of Dec. 31, 2000, the value of securities subject to alternative minimum tax
                    represented 4.24% of net assets.
    B.A.N.      --  Bond Anticipation Note
    C.P.        --  Commercial Paper
    R.A.N.      --  Revenue Anticipation Note
    T.A.N.      --  Tax Anticipation Note
    T.R.A.N.    --  Tax & Revenue Anticipation Note
    V.R.        --  Variable Rate
    V.R.D.B.    --  Variable Rate Demand Bond
    V.R.D.N.    --  Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2000.

(e) At Dec. 31, 2000,  the cost of securities for federal income tax purposes
    was  approximately   $67,422,000  and  the  approximate  aggregate  gross
    unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                             $  4,794,000
    Unrealized depreciation                               (1,188,000)
                                                          ----------
    Net unrealized appreciation                         $  3,606,000
                                                           ---------


Investments in Securities
AXP Minnesota Tax-Exempt Fund

Dec. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.0%)
Name of                                                       Coupon             Principal              Value(a)
issuer and                                                     rate               amount
title of issue(b,c)
Albert Lea Independent School District #241
     Unlimited Tax General Obligation Bonds
     Series 1998 (MBIA Insured)
         02-01-16                                              4.80%              $1,555,000             $1,541,751
Anoka County Housing & Redevelopment
     Authority Revenue Bonds Epiphany
     Assisted Living LLC
         12-01-29                                              7.40                3,560,000              3,428,600
Austin Housing & Redevelopment Authority
     Revenue Bonds Courtyard Residence
     Series 2000A
         01-01-32                                              7.25                3,000,000              3,061,500
Becker Solid Waste Disposal Facility
     Revenue Bonds Liberty Paper
     Series 1994B A.M.T.
         08-01-15                                              9.00                3,825,000              3,938,717
Bemidji Hospital Facilities 1st Mortgage
     Pre-refunded Revenue Bonds
     North Country Health Services
     Series 1991
         09-01-21                                              7.00                1,755,000              1,824,217
Bloomington Housing & Redevelopment
     Authority Housing Revenue Bonds
     Senior Summerhouse Bloomington
         05-01-35                                              6.13                3,400,000              2,766,342
Brooklyn Center Tax Credit Investor
     Refunding Revenue Bonds Four Courts
     Apartments Series 1995B A.M.T.
         06-15-09                                              7.58                2,450,000              2,456,713
Buffalo Independent School District #877
     Unlimited Tax General Obligation
     Refunding Bonds (MBIA Insured)
         02-01-18                                              4.80                1,710,000              1,660,991
Carlton Health Care & Housing Facilities
     Revenue Bonds Inter-Faith Social Services
     Series 2000A
         04-01-29                                              7.75                2,500,000              2,447,700
Chaska Multi-family Housing
     Revenue Bonds West Suburban
     Housing Partners A.M.T.
         09-01-19                                              5.75                  175,000(e)             157,416
         03-01-31                                              5.88                2,115,000              1,841,150
Columbia Heights Multi-family Housing
     Pre-refunded Revenue Bonds
     Crestview Lutheran Home
     Royce Place Series 1991 (FHA Insured)
         06-01-32                                              7.75                2,675,000              2,804,149
Columbia Heights Multi-family Housing
     Revenue Bonds Crestview Lutheran
     Home Royce Place Series 1991
         06-01-32                                             10.00                  520,000                554,549
Duluth Economic Development Authority
     Health Care Facilities Revenue Bonds
     BSM Properties Series 1998A
         12-01-28                                              5.88                  500,000                401,100
Eden Prairie Housing Development Authority
     Refunding Revenue Bonds Eden Commons
     Series 1990 (FHA Insured)
         03-01-25                                              8.25                5,945,000              5,990,063
Eden Prairie Multi-family Housing
     Refunding Revenue Bonds
     Sterling Ponds Series 1999A A.M.T.
         12-01-29                                              6.25                5,275,000              4,859,910
Eden Prairie Multi-family Housing
     Refunding Revenue Bonds
     Sterling Ponds Series 1999B A.M.T.
         12-01-29                                              6.25                  730,000                672,556
Edina Multi-family Housing Revenue Bonds
     Walker Assisted Living Series 1991
         09-01-31                                              9.00                6,570,000              6,967,879
Faribault Rice & Goodhue Counties
     Independent School District #656
     General Obligation School Building
     Bonds Series 1995 (FSA Insured)
         06-01-15                                              5.75                6,900,000              7,241,826
Faribault Single Family Housing Mortgage
     Refunding Revenue Bonds Series 1991A
         12-01-11                                              7.50                  620,000                639,356
Farmington Independent School District #192
     Unlimited Tax General Obligation Capital
     Appreciation School Building Bonds
     Zero Coupon Series 1998B (FSA Insured)
         02-01-15                                              5.30                2,070,000(g)           1,000,286
Fergus Falls Health Care Facilities
     Revenue Bonds
     LRHC Long-term Care Facility
     Series 1995
         12-01-25                                              6.50                1,500,000              1,442,745
Fridley Senior Housing Revenue Bonds
     Banfill Crossing Homes Series 1999
         09-01-34                                              6.75                3,090,000              2,914,303
Golden Valley Governmental Facilities
     Local Government Information
     Systems Association Revenue Bonds
         12-01-17                                              6.10                1,125,000              1,136,048
Golden Valley Revenue Bonds
     Covenant Retirement Communities
     Series 1999A
         12-01-29                                              5.50                6,250,000              5,580,375
Harmony Multi-family Housing Refunding
     Revenue Bonds Zedakah Foundation
     Series 1997A
         09-01-20                                              5.95                1,240,000              1,246,547
Hastings Healthcare Tax-Exempt
     Nursing Home Revenue Bonds
     Regina Medical Center (ACA Insured)
         09-15-28                                              5.30                4,100,000              3,833,090
Hastings Housing & Redevelopment
     Authority Housing & Health Care
     Revenue Bonds Arbor Oaks
     Assisted Living Series 2000A
         01-01-32                                              8.25                2,000,000              2,007,640
Hennepin County Lease Revenue
     Certificates of Participation Series 1991
         05-15-17                                              6.80                7,250,000              7,423,130
Hopkins Pre-refunded Revenue Bonds
     Blake School
         09-01-24                                              6.70                3,120,000              3,377,119
Hubbard County Solid Waste Disposal
     Revenue Bonds Potlatch
     Series 1989 A.M.T.
         08-01-13                                              7.38                5,610,000              5,665,820
International Falls Solid Waste Disposal
     Refunding Revenue Bonds
     Boise Cascade A.M.T.
         12-01-29                                              6.85                4,000,000              4,016,480
Lakeville Independent School District #194
     General Obligation Series 1997A
         02-01-22                                              5.13                2,400,000              2,391,912
Little Canada Multi-family Housing
     Revenue Bonds Housing
     Alternatives Development Company
     Series 1997A
         12-01-27                                              6.25                4,900,000              4,580,275
Little Canada Multi-family Housing
     Revenue Bonds
     Little Canada Series 1996 A.M.T.
         02-01-27                                              7.00                3,750,000              3,645,225
Mahtomedi Multi-family Housing
     Refunding Revenue Bonds
     Briarcliff A.M.T.
         06-01-36                                              7.35                2,220,000              2,238,692
Maplewood Elder Care Facilities
     Revenue Bonds Care Institute
     Series 1994
         01-01-24                                              7.75                3,830,000              3,447,038
Maplewood Multi-family Housing
     Refunding Revenue Bonds
     Carefree Cottages of Maplewood III
     Series 1995 A.M.T.
         11-01-32                                              7.20                2,885,000              2,842,446
Minneapolis & St. Paul Housing &
     Redevelopment Authority
     Health Care System Revenue Bonds
     Group Health Plan Series 1992
         12-01-13                                              6.75               10,500,000             10,517,115
Minneapolis & St. Paul Housing &
     Redevelopment Authority Health Care
     System Revenue Bonds Healthspan
     Series 1993A (AMBAC Insured)
         11-15-18                                              4.75               13,500,000             12,812,715
Minneapolis Community Development
     Agency Limited Tax Supported
     Development General Obligation Bonds
     Common Bond Fund Series 1997A
         06-01-12                                              5.50                  250,000                257,523
Minneapolis Community Development Agency
     Limited Tax Supported Development Revenue
     Bonds Common Bond Fund 1st Series 1996
         06-01-11                                              6.00                  980,000              1,013,310
Minneapolis Community Development Agency
     Limited Tax Supported Development Revenue
     Bonds Common Bond Fund 2nd Series 1998A
     A.M.T.
         06-01-16                                              5.20                  290,000                278,342
         06-01-19                                              5.25                  500,000                494,165
Minneapolis Community Development Agency
     Limited Tax Supported Development Revenue
     Bonds Common Bond Fund 5th Series 1997
         12-01-27                                              5.70                  420,000                419,689
Minneapolis Nursing Home Revenue Bonds
     Walker Cityview & Southview Series 1992
         07-01-22                                              8.50                5,205,000              5,664,081
Minneapolis Parking Ramp
     Unlimited General Obligation Bonds
         12-01-26                                              4.75                2,160,000              2,045,909
Minneapolis Special School District #1
     Certificates of Participation
     Series 1998A (FGIC Insured)
         02-01-19                                              4.75                2,000,000              1,911,940
Minnetonka Senior Housing
     Revenue Bonds
     Westridge Senior Housing
         09-01-27                                              7.00                  500,000                479,875
Moorhead Economic Development Authority
     Multi-family Housing Development Refunding
     Revenue Bonds Eventide Senior Housing
     Series 1999B
         06-01-19                                              5.90                  500,000                420,775
         06-01-29                                              6.00                1,400,000              1,143,296
New Brighton Tax Credit Investor
     Revenue Bonds
     Polynesian Village Apartments
     Series 1995B A.M.T.
         07-15-09                                              7.75                2,355,000              2,445,715
New Hope Housing & Healthcare Facilities
     Revenue Bonds Minnesota Masonic Home
     North Ridge Series 1999
         03-01-29                                              5.88                6,750,000              5,565,038
North St. Paul & Maplewood Independent
     School District #622 General Obligation
     Refunding Bonds Series 1996A
         02-01-25                                              5.13                2,910,000              2,887,593
Northern Minnesota Municipal Power Agency
     Electric System Refunding Revenue Bonds
     Series 1998B (AMBAC Insured)
         01-01-20                                              4.75                5,000,000              4,766,950
Oakdale Multi-family Housing Refunding
     Revenue Bonds Oakdale Village
     Apartments Series 1998 A.M.T.
         11-01-28                                              6.00                3,650,000              3,253,756
Olmsted County Health Care Facilities
     Refunding Revenue Bonds
     Olmsted Medical Center
         07-01-19                                              5.55                1,125,000                944,483
Park Rapids Independent School District #309
     Unlimited Tax General Obligation Bonds
     Series 1999 (MBIA Insured)
         02-01-21                                              4.75                3,000,000              2,876,130
Plymouth Multi-family Housing
     Revenue Bonds Harbor Lane Apartments
     Series 1993 (Asset Guaranty) A.M.T.
         09-01-13                                              5.90                2,325,000              2,368,408
Princeton Independent School District #477
     General Obligation Bonds (FSA Insured)
         02-01-24                                              5.13                1,000,000                993,790
Richfield Independent School District #280
     General Obligation Bonds
     (FGIC Insured)
         02-01-10                                              5.30                6,600,000              6,705,204
Richfield Independent School District #280
     Unlimited Tax General Obligation School
     Building Bonds Series 1993C
     Inverse Floater (FGIC Insured)
         02-01-12                                              3.85                2,510,000(f)           2,575,888
Richfield Multi-family Housing
     Refunding Revenue Bonds
     Village Shores Apartments
     Series 1996
         08-01-31                                              7.63                2,970,000              2,975,673
Richfield Senior Housing
     Revenue Bonds Series 2000A
         02-01-35                                              7.75                3,000,000              3,006,300
Robbinsdale Multi-family Housing
     Revenue Bonds Copperfield Hill
     Series 1996A
         12-01-31                                              7.35                3,260,000              3,208,916
Rochester Health Care Facilities
     Revenue Bonds Mayo Foundation
     Series 1992A
         11-15-19                                              4.95                5,000,000              4,787,350
Rochester Multi-family Housing Development
     Revenue Bonds Civic Square Series 1991
     (FHA Insured) A.M.T.
         07-15-31                                              7.45                4,290,000              4,440,236
Rochester Multi-family Housing Development
     Revenue Bonds Wedum Shorewood Campus
         06-01-36                                              6.60                5,000,000              4,383,100
Roseville Housing Facilities Nursing Home
     Refunding Revenue Bonds
     College Properties Series 1998
         10-01-28                                              5.88                5,000,000              3,988,350
Sartell Health Care & Housing Facilities
     Revenue Bonds The Foundation for
     Health Care Continuums Series 1999A
         09-01-29                                              6.63                3,000,000              2,691,960
Shoreview Senior Housing Revenue Bonds
     Series 1996
         02-01-26                                              7.25                3,200,000              3,138,176
Southeastern Minnesota Multi-county
     Housing & Redevelopment Authority
     Winona County Unlimited Tax
     General Obligation Bonds Series 1997
         01-01-28                                              5.35                1,170,000              1,133,309
Southern Minnesota Municipal Power Agency
     Power Supply System Pre-refunded Revenue
     Bonds Series 1992A Escrowed to Maturity
     (MBIA Insured)
         01-01-18                                              5.75                  370,000                398,024
         01-01-18                                              5.75                1,600,000              1,749,872
Southern Minnesota Municipal Power Agency
     Power Supply System Revenue Bonds
     Zero Coupon Series 1994A (MBIA Insured)
         01-01-19                                              6.67               19,500,000(g)           7,616,310
         01-01-22                                              6.88               12,000,000(g)           3,934,320
         01-01-24                                              6.08                5,150,000(g)           1,511,628
Southern Minnesota Municipal Power Agency
     Revenue Bonds (MBIA Insured)
         01-01-16                                              4.75                9,165,000              8,906,272
Southern Minnesota Municipal Power Agency
     Unrefunded Balance Revenue Bonds
     Series 1992A
         01-01-18                                              5.75                1,895,000              1,933,620
Spring Park Health Care Facilities Revenue
     Bonds Twin Birch Health Care Center
     Series 1991
         08-01-11                                              8.25                1,780,000              1,856,291
St. Cloud Certificates of Participation
         12-01-17                                              5.90                  400,000(e)             405,424
St. Cloud Hospital Facility Pre-refunded
     Revenue Bonds St. Cloud Hospital
     Series 1990B (AMBAC Insured)
         07-01-20                                              7.00                3,000,000              3,103,560
St. Cloud Hospital Facility
     Refunding Revenue Bonds
     Series 1993C (AMBAC Insured)
         10-01-20                                              5.30                1,515,000              1,513,394
St. Louis Park Health Care Facilities
     Revenue Bonds Healthsystem Minnesota
     Obligated Group Series 1993
     (AMBAC Insured)
         07-01-23                                              5.20                4,000,000              3,916,880
St. Louis Park Health Care Facilities
     Revenue Bonds Healthsystem Minnesota
     Obligated Group Series 1993B
     Inverse Floater (AMBAC Insured)
         07-01-13                                              3.51                7,000,000(f)           7,026,250
St. Louis Park Multi-family Housing Refunding
     Revenue Bonds Park Boulevard Towers
     Series 1996A
         04-01-31                                              7.00                3,925,000              3,942,074
St. Paul Housing & Redevelopment Authority
     Health Care Facilities Revenue Bonds
     Lyngblomsten Care Center Series 1993A
         11-01-06                                              7.13                  750,000                750,255
         11-01-17                                              7.13                1,775,000              1,724,874
St. Paul Housing & Redevelopment Authority
     Health Care Facilities Revenue Bonds
     Lyngblomsten Multi-family Rental Housing
     Series 1993B
         11-01-24                                              7.00                1,845,000              1,811,237
St. Paul Housing & Redevelopment Authority
     Health Care Facilities Revenue Bonds
     Regions Hospital Series 1998
         05-15-28                                              5.30                3,375,000              2,796,525
St. Paul Housing & Redevelopment Authority
     Lease Revenue Bonds
     Minnesota Business Academy
     Series 2000
         03-01-30                                              8.00                3,775,000              3,799,877
St. Paul Housing & Redevelopment Authority
     Sales Tax Revenue Bonds Civic Center
     Escrowed to Maturity (MBIA Insured)
         11-01-23                                              5.55                7,500,000              7,572,150
St. Paul Housing & Redevelopment Authority
     Single Family Housing Mortgage Refunding
     Revenue Mortgage-backed Bonds
     Middle Income Phase II (FNMA Insured)
         03-01-28                                              6.80                3,345,000              3,566,406
St. Paul Independent School District #625
     Certificates of Participation Series 1999A
         02-01-19                                              4.75                1,000,000                961,670
St. Paul Port Authority Revenue Bonds
     Hotel Facilities Radisson Kellogg
     2nd Series 1999
         08-01-29                                              7.38                3,500,000              3,429,895
St. Paul Port Authority Unlimited Tax
     General Obligation Bonds
         03-01-24                                              5.13                4,770,000              4,765,802
State Agricultural & Economic Development
     Board Health Care Facilities Refunding
     Revenue Bonds Benedictine Health System-
     St. Mary's Health System Duluth Clinic
     Obligated Group Series 1999A
     (MBIA Insured)
         02-15-23                                              5.00                3,795,000              3,659,898
State Agricultural & Economic Development
     Board Health Care Facilities Revenue Bonds
     Benedictine Health Series 1999A
     (MBIA Insured)
         02-15-16                                              4.75                1,000,000                963,860
State General Obligation Various Purpose
     Pre-refunded Bonds Series 1991
         08-01-11                                              6.70                6,000,000              6,095,160
State Higher Education Facilities Authority
     Gustavus Adolphus College Revenue Bonds
     4th Series 1998X
         10-01-24                                              4.80                2,340,000              2,167,285
State Higher Education Facilities Authority
     Northwestern College of Chiropractic
     Mortgage Revenue Bonds 4th
     Series 1999Z
         10-01-13                                              5.20                  275,000                268,518
State Housing Finance Agency Single Family
     Housing Mortgage Bonds Series 1991A
     A.M.T.
         07-01-22                                              7.45                  440,000                449,134
State Housing Finance Agency Single Family
     Housing Mortgage Revenue Bonds
     Series 1992A
         07-01-16                                              6.95                1,995,000              2,058,122
State Housing Finance Agency Single Family
     Housing Mortgage Revenue Bonds
     Series 1994L A.M.T.
         07-01-20                                              6.70                  710,000                743,718
State Housing Finance Agency Single Family
     Housing Mortgage Revenue Bonds
     Series 1996J A.M.T.
         07-01-21                                              5.60                  440,000                440,730
State Housing Finance Agency Single Family
     Housing Mortgage Revenue Bonds
     Series 1997E A.M.T.
         01-01-26                                              5.75                2,935,000              2,962,472
State Public Facilities Authority Water
     Pollution Control Revenue Bonds
     Series 1998A
         03-01-16                                              4.75                3,500,000              3,442,565
State University Board of Regents General
     Obligation Bonds Inverse Floater
     Series 1993A
         08-15-03                                              4.63                5,000,000(f)           5,100,000
State University Board of Regents
     General Obligation Bonds Series 1996A
         07-01-21                                              5.50               12,500,000             13,345,874
State University Board of Regents
     Refunding Revenue Bonds Series 1986A
     Escrowed to Maturity
         02-01-11                                              6.00                4,625,000              4,632,030
Steele County Health Care Facilities
     Revenue Bonds Elderly Housing Project
     Series 2000
         06-01-30                                              6.88                2,205,000              2,334,059
Vadnais Heights Multi-family Housing
     Refunding Revenue Bonds
     Cottages of Vadnais Heights
     Series 1995 A.M.T.
         12-01-31                                              7.00                3,080,000              3,030,042
Vadnais Heights Multi-family Housing Tax
     Credit Revenue Bonds Series 1997 A.M.T.
         07-15-09                                              7.00                1,080,000              1,064,318
Washington County Housing &
     Redevelopment Authority Refunding
     Revenue Bonds Woodbury
     Multi-family Housing Series 1996
         12-01-23                                              6.95                1,910,000              1,896,878
Western Minnesota Municipal
     Power Agency Revenue Bonds
     Escrowed to Maturity (AMBAC Insured)
         01-01-16                                              6.75                5,935,000              6,064,561
Western Minnesota Municipal Power Agency
     Refunding Revenue Bonds Series 1987A
         01-01-15                                              5.50                5,000,000              5,001,300
Western Minnesota Municipal Power Agency
     Refunding Revenue Bonds Series 1987A
     (MBIA Insured)
         01-01-15                                              5.50                6,250,000              6,252,688
Windom Independent School District #177
     Unlimited Tax General Obligation Bonds
     Series 1999
         02-01-24                                              4.75                2,195,000              2,055,442
Woodbury Senior Housing Revenue Bonds
     Summer House of Woodbury Series 1999
         07-01-34                                              6.40                5,145,000              4,881,010
Total municipal bonds
(Cost: $368,114,620)                                                                                   $378,542,990

Municipal notes (2.2%)
Issuer(c,d)                                                  Effective            Amount                Value(a)
                                                               yield              payable
                                                                                at maturity
Cohasset Revenue Bonds
     Minnesota Power & Light
     V.R. Series 1997B
         06-01-13                                              5.00%              $1,605,000             $1,605,000
Duluth Health Facilities Revenue Bonds
     Miller-Dwan Medical Center V.R.
         06-01-19                                              5.00                1,300,000              1,300,000
Minneapolis & St. Paul Housing &
     Redevelopment Authority
     Health Care System Revenue Bonds
     Children's Hospital V.R.
         08-15-25                                              5.05                3,800,000              3,800,000
State Higher Education Facilities Authority
     Revenue Bonds St. Olaf College
     V.R 5th Series 2000H
         10-01-30                                              5.00                2,000,000              2,000,000
Total municipal notes
(Cost: $8,705,000)                                                                                       $8,705,000

Total investments in securities
(Cost: $376,819,620)(h)                                                                                $387,247,990


AXP Minnesota Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

    ACA        --  ACA Financial Guaranty Corporation
    AMBAC      --  American Municipal Bond Association Corporation
    BIG        --  Bond Investors Guarantee
    CGIC       --  Capital Guaranty Insurance Company
    FGIC       --  Financial Guarantee Insurance Corporation
    FHA        --  Federal Housing Authority
    FNMA       --  Federal National Mortgage Association
    FSA        --  Financial Security Assurance
    GNMA       --  Government National Mortgage Association
    MBIA       --  Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

    A.M.T.      --  Alternative Minimum Tax -- As of Dec. 31, 2000, the value of securities subject to alternative minimum tax
                    represented 13.78% of net assets.
    B.A.N.      --  Bond Anticipation Note
    C.P.        --  Commercial Paper
    R.A.N.      --  Revenue Anticipation Note
    T.A.N.      --  Tax Anticipation Note
    T.R.A.N.    --  Tax & Revenue Anticipation Note
    V.R.        --  Variable Rate
    V.R.D.B.    --  Variable Rate Demand Bond
    V.R.D.N.    --  Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2000.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

    Type of security                                 Notional amount
    Sale contracts
    Municipal Bonds, March 2000                        $20,000,000

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2000.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) At Dec. 31, 2000, the cost of securities for federal income tax purposes was approximately $376,820,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                              $18,843,000
    Unrealized depreciation                               (8,415,000)
                                                          ----------
    Net unrealized appreciation                          $10,428,000
                                                         -----------


Investments in Securities
AXP New York Tax-Exempt Fund

Dec. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.6%)
Name of                                                       Coupon             Principal              Value(a)
issuer and                                                     rate               amount
title of issue(b,c)
Albany County Airport Authority
     Airport Revenue Bonds
     Series 1997 (FSA Insured) A.M.T.
         12-15-19                                              5.50%                $250,000               $253,880
Broome County Certificates of Participation
     Public Safety Facilities Series 1994
     (MBIA Insured)
         04-01-22                                              5.25                1,300,000              1,299,896
Buffalo Municipal Water Finance Authority
     Water System Revenue Bonds
     Series 1995 (FGIC Insured)
         07-01-25                                              5.00                1,000,000(d)             969,770
Erie County Unlimited Tax
     General Obligation Bonds
     Series 1995B (FGIC Insured)
         06-15-25                                              5.50                  700,000                712,537
Erie County Water Authority
     Water Works System
     Revenue Bonds Series 1990A
     Escrowed to Maturity (AMBAC Insured)
         12-01-08                                              6.00                1,765,000              1,911,760
Fallsburg Sullivan Counties
     Unlimited Tax General Obligation
     Pre-refunded Improvement Bonds
     Series 1991 (AMBAC Insured)
         04-01-11                                              7.05                  325,000                333,964
         04-01-12                                              7.05                  325,000                333,964
         04-01-13                                              7.05                  325,000                333,964
         04-01-14                                              7.05                  325,000                333,964
Huntington Housing Authority Senior
     Housing Facilities Revenue Bonds
     Gurwin Jewish Senior Residences
     Series 1999A
         05-01-39                                              6.00                1,750,000              1,427,965
Kenmore Housing Authority
     Multi-family Housing Revenue Bonds
     State University Buffalo Student
     Apartments Series 1999A (Asset Guaranty)
         08-01-24                                              5.50                1,000,000              1,006,330
Metropolitan Transportation Authority
     Commuter Facilities Revenue Bonds
     Series 1998A (MBIA Insured)
         07-01-24                                              4.75                1,500,000              1,412,910
Metropolitan Transportation Authority
     Commuter Facilities Service Contract
     Refunding Bonds 5th Series 1987
         07-01-16                                              6.50                1,775,000              1,825,446
Metropolitan Transportation Authority
     Dedicated Tax Revenue Bonds
     Series 1998A (FGIC Insured)
         04-01-28                                              4.75                1,000,000                936,680
Monroe County Airport Authority
     Airport Refunding Revenue Bonds
     Greater Rochester International Airport
     (MBIA Insured)
         01-01-16                                              5.88                1,500,000              1,655,790
Mount Vernon Industrial Development
     Agency Civic Facilities Revenue Bonds
     Wartburg Senior Housing Meadowview
         06-01-29                                              6.20                1,000,000                838,830
New York City Industrial Development Agency
     Civic Facilities Refunding Revenue &
     Improvement Bonds Lighthouse International
     Series 1998 (MBIA Insured)
         07-01-23                                              4.50                  200,000                179,866
New York City Industrial Development Agency
     Civic Facilities Revenue Bonds
     Riverdale Country School
     Series 1997 (MBIA Insured)
         06-01-17                                              5.25                1,000,000              1,015,600
New York City Industrial Development Agency
     Civic Facilities Revenue Bonds
     Rockefeller Foundation Series 1993
         07-01-23                                              5.38                2,000,000              2,028,300
New York City Industrial Development Agency
     Civic Facilities Revenue Bonds
     Touro College Series 1999A
         06-01-29                                              6.35                1,000,000                988,780
New York City Industrial Development Agency
     Civic Facilities Revenue Bonds
     Trinity Episcopal School
     Series 1997 (MBIA Insured)
         06-15-27                                              5.25                1,000,000                997,990
New York City Industrial Development Agency
     Civic Facilities Revenue Bonds
     YMCA Series 1997
         08-01-16                                              5.80                1,000,000                997,910
New York City Municipal Water
     Finance Authority Water & Sewer System
     Revenue Bonds Series 1994B
     Inverse Floater (MBIA Insured)
         06-15-09                                              5.90                2,000,000(f)           2,095,000
New York City Municipal Water
     Finance Authority Water & Sewer System
     Revenue Bonds Series 1996B
     (MBIA Insured)
         06-15-26                                              5.75                  500,000                519,360
New York City Transitional Cultural
     Resources Revenue Bonds Museum of
     American Folk Art (ACA Insured)
         07-01-22                                              6.00                1,000,000              1,041,920
New York City Transitional Finance Authority
     Future Secured Sales Tax Revenue Bonds
     Series 1998B
         11-15-23                                              4.75                1,500,000              1,415,385
New York City Transitional Finance Authority
     Future Secured Sales Tax Revenue Bonds
     Series 1999C
         05-01-25                                              5.50                1,000,000              1,026,100
New York City Unlimited Tax
     General Obligation Bonds
     Series 1996G
         02-01-17                                              5.75                1,000,000              1,042,440
New York City Unlimited Tax
     General Obligation Bonds
     Series 1996J
         02-15-19                                              5.88                1,000,000              1,046,980
New York City Unlimited Tax
     General Obligation Bonds
     Series 1999I (MBIA Insured)
         04-15-29                                              5.00                1,000,000                969,020
New York City Unlimited Tax
     General Obligation Bonds
     Series 2000R Inverse Floater
     (FGIC Insured)
         05-15-16                                              5.17                1,000,000(f)           1,222,830
New York City Unlimited Tax
     General Obligation Pre-refunded Bonds
     Series 1994B-1
         08-15-16                                              7.00                1,500,000              1,660,245
North Hempstead Unlimited Tax
     General Obligation Various Purpose Bonds
     Series 1998A (FGIC Insured)
         01-15-23                                              4.75                1,000,000                948,890
Oneida County Industrial Development
     Agency Civic Facilities Revenue Bonds
     Mohawk Valley Handicapped Services
     (ACA Insured)
         03-15-19                                              5.30                  500,000                492,160
Port Authority Special
     Obligation Revenue Bonds KIAC Partners
     4th Series 1996 A.M.T.
         10-01-19                                              6.75                1,500,000              1,523,730
State Dormitory Authority
     College Revenue Bonds
     Barnard College Series 1996
     (AMBAC Insured)
         07-01-16                                              5.25                1,140,000              1,163,507
State Dormitory Authority
     College Revenue Bonds
     Consolidated City University System
     Series 1993A
         07-01-13                                              5.75                3,000,000              3,289,349
State Dormitory Authority
     College Revenue Bonds
     Cooper Union Series 1996
     (AMBAC Insured)
         07-01-20                                              5.38                  860,000                872,453
State Dormitory Authority
     College Revenue Bonds
     Culinary Institute of America
     Series 1997 (MBIA Insured)
         07-01-17                                              5.00                  500,000                500,000
State Dormitory Authority
     College Revenue Bonds
     Long Island University
     Series 1999 (Asset Guaranty)
         09-01-28                                              5.25                1,400,000              1,386,574
State Dormitory Authority
     College Revenue Bonds
     St. Thomas Aquinas College
     Series 1998 (Asset Guaranty)
         07-01-14                                              5.00                1,125,000              1,116,281
State Dormitory Authority
     Pre-refunded College Revenue Bonds
     Consolidated City University
     System 3rd General Resolution
     2nd Series 1994 (MBIA Insured)
         07-01-19                                              6.25                1,500,000              1,607,850
State Dormitory Authority
     Revenue Bonds Frances Schervier Home
     Series 1997 (Asset Guaranty)
         07-01-17                                              5.50                1,000,000              1,021,100
State Dormitory Authority
     Revenue Bonds NYACK Hospital
     Series 1996
         07-01-13                                              6.25                1,000,000                998,620
State Dormitory Authority
     Revenue Bonds
     Mount Sinai Health
     Series 2000A
         07-01-25                                              6.50                  500,000                528,455
State Dormitory Authority
     Revenue Bonds
     Pratt Institute Series 1999
     (Asset Guaranty)
         07-01-20                                              6.00                1,500,000              1,615,065
State Dormitory Authority
     Revenue Bonds
     St. Francis Hospital
     Series 1999A (MBIA Insured)
         07-01-29                                              5.50                1,000,000              1,018,370
State Dormitory Authority
     State University Educational Facilities
     Refunding Revenue Bonds Series 1990B
         05-15-11                                              7.50                1,900,000              2,252,602
State Dormitory Authority
     State University Educational Facilities
     Refunding Revenue Bonds Series 1993A
     (AMBAC Insured)
         05-15-15                                              5.25                1,000,000              1,056,960
         05-15-19                                              5.50                2,000,000              2,141,660
State Energy Research & Development
     Authority Gas Facilities Revenue Bonds
     Brooklyn Union Gas
     Series 1996 (MBIA Insured)
         01-01-21                                              5.50                1,000,000              1,019,770
State Energy Research & Development
     Authority Gas Facilities Revenue Bonds
     Residual Certificates Series 2000
     Inverse Floater (MBIA Insured)
         01-01-21                                              4.31                  400,000(f)             419,768
StateEnergy  Research & Development
     Authority  Pollution  Control Refunding
     Revenue Bonds Rochester Gas & Electric
     Series 1992B (MBIA Insured) A.M.T.
         05-15-32                                              6.50                2,500,000              2,592,125
StateEnergy Research & Development
     Authority Solid Waste Disposal Revenue Bonds
     State Electric & Gas Company Series 1993A
     (MBIA Insured) A.M.T.
         12-01-28                                              5.70                3,000,000              3,056,970
State Environmental Facilities
     State Water Revolving Fund
     Pollution Control Revenue Bonds
     Series 1990A
         06-15-12                                              7.50                3,000,000              3,076,500
State Local Government Assistance
     Pre-refunded Sales Tax Revenue Bonds
     Series 1991A
         04-01-16                                              7.00                4,000,000              4,109,479
State Local Government Assistance
     Sales Tax Refunding Revenue Bonds
     Series 1997B (MBIA Insured)
         04-01-20                                              4.88                1,000,000                971,340
State Local Government Assistance
     Sales Tax Revenue Bonds
     Series 1992C
         04-01-22                                              5.50                1,500,000              1,505,085
State Medical Care Facilities
     Finance Agency Mental Health Services
     Revenue Bonds Series 1994A
     (FSA Insured)
         08-15-23                                              5.25                1,500,000              1,495,965
State Mortgage Agency Homeowner
     Mortgage Refunding Revenue Bonds
     Series 1991TT
         04-01-15                                              7.50                  885,000                906,275
State Mortgage Agency Homeowner
     Mortgage Revenue Bonds 27th Series 1992
         04-01-15                                              6.90                3,000,000              3,133,230
State Thruway Authority
     Local Highway & Bridge Service Contract
     Pre-refunded Revenue Bonds
     Series 1991
         01-01-11                                              6.00                2,500,000              2,500,275
State Urban Development
     Capital Correctional Facilities
     Refunding Lease Revenue Bonds
     Series 1994A (FSA Insured)
         01-01-21                                              5.25                2,500,000              2,502,175
State Urban Development Capital
     Correctional Facilities Revenue Bonds
     5th Series 1995 (MBIA Insured)
         01-01-25                                              5.50                  750,000(d)             760,320
Suffolk County Industrial Development
     Agency Continuing Care Retirement
     Revenue Bonds Jeffersons Ferry
     1st Series 1999A
         11-01-28                                              7.25                1,500,000              1,502,130
Triborough Bridge & Tunnel Authority Special
     Obligation Refunding Revenue Bonds
     Series 1991B (FGIC Insured)
         01-01-15                                              6.88                1,000,000              1,020,150
Troy Municipal Assistance
     General Obligation Revenue Bonds
     Series 1996A (MBIA Insured)
         01-15-22                                              5.00                1,250,000              1,224,475
Ulster County Independent Development
     Agency Civic Facilities Revenue Bonds
     Benedictine Hospital Series 1999A
         06-01-24                                              6.45                1,950,000              1,702,389
United Nations Development Senior Lien
     Pre-refunded Revenue Bonds Series 1992A
         07-01-26                                              6.00                4,500,000              4,792,904
Utica Industrial Development Agency
     Civic Facilities Revenue Bonds
     Munson-Williams-Proctor
     Series 1996A (MBIA Insured)
         07-15-16                                              5.50                  750,000                771,113
Westchester County Industrial Development
     Agency Continuing Care Retirement
     Revenue Bonds Hebrew Hospital
     Senior Housing Series 2000A
         07-01-30                                              7.38                1,000,000                997,490
Total municipal bonds
(Cost: $91,289,123)                                                                                     $97,428,930

Municipal notes (1.6%)
Issuer(c,e)                                                  Effective            Amount                Value(a)
                                                               yield              payable
                                                                                at maturity
Long Island Power Authority
     Electric Systems Revenue Bonds V.R.
     6th Series 1998
         05-01-33                                              4.90%              $1,300,000             $1,300,000
New York City General Obligation Bonds
     V.R. Series 1995B-5
         08-15-22                                              4.90                  300,000                300,000
Total municipal notes
(Cost: $1,600,000)                                                                                       $1,600,000

Total investments in securities
(Cost: $92,889,123)(g)                                                                                  $99,028,930


AXP New York Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

     ACA        --  ACA Financial Guaranty Corporation
     AMBAC      --  American Municipal Bond Association Corporation
     BIG        --  Bond Investors Guarantee
     CGIC       --  Capital Guaranty Insurance Company
     FGIC       --  Financial Guarantee Insurance Corporation
     FHA        --  Federal Housing Authority
     FNMA       --  Federal National Mortgage Association
     FSA        --  Financial Security Assurance
     GNMA       --  Government National Mortgage Association
     MBIA       --  Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

    A.M.T.      --  Alternative Minimum Tax -- As of Dec. 31, 2000, the value of securities subject to alternative minimum tax
                    represented 7.37% of net assets.
    B.A.N.      --  Bond Anticipation Note
    C.P.        --  Commercial Paper
    R.A.N.      --  Revenue Anticipation Note
    T.A.N.      --  Tax Anticipation Note
    T.R.A.N.    --  Tax & Revenue Anticipation Note
    V.R.        --  Variable Rate
    V.R.D.B.    --  Variable Rate Demand Bond
    V.R.D.N.    --  Variable Rate Demand Note

(d) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

    Type of security                                 Notional amount
    Sale contracts
    Municipal Bonds, March 2001                           $1,500,000

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2000.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2000.

(g) At Dec. 31, 2000,  the cost of securities for federal income tax purposes
    was  approximately   $92,889,000  and  the  approximate  aggregate  gross
    unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                               $6,946,000
    Unrealized depreciation                                 (806,000)
                                                            --------
    Net unrealized appreciation                           $6,140,000
                                                          ----------


Investments in Securities
AXP Ohio Tax-Exempt Fund

Dec. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.1%)
Name of                                                       Coupon             Principal              Value(a)
issuer and                                                     rate               amount
title of issue(b,c)
Akron Bath Copley Joint Township
     Hospital District Revenue Bonds
     Summa Hospital Series 1998A
         11-15-24                                              5.38%              $1,500,000             $1,216,050
Barberton Limited Tax Various Purpose
     General Obligation Bonds
     1st Series 1989
         12-01-09                                              7.35                  630,000                637,768
Bellefontaine Hospital Facility
     Refunding Revenue Bonds
     Mary Rutan Health Association
     of Logan County Series 1993
         12-01-13                                              6.00                1,000,000                944,160
Buckeye Valley Local School District
     School Improvement Unlimited Tax
     General Obligation Bonds
     Series 1995A (MBIA Insured)
         12-01-20                                              5.25                1,000,000              1,005,720
Butler County Hospital Facility Improvement
     Refunding Revenue Bonds
     Fort Hamilton-Hughes Memorial Center
     Series 1991
         01-01-10                                              7.50                1,750,000              1,797,338
Carroll Water & Sewer District
     Unlimited Tax General Obligation Bonds
         12-01-10                                              6.25                  415,000                424,939
Carroll Water & Sewer District
     Water System Improvement Unlimited Tax
     General Obligation Bonds
         12-01-10                                              6.25                  895,000                917,384
Celina Local School District
     Unlimited General Obligation Bonds
     Series 1996 (FGIC Insured)
         12-01-20                                              5.25                1,000,000              1,007,450
Clermont County Hospital Facility
     Revenue Bonds Mercy Health System
     Province of Cincinnati
     Series 1989A (AMBAC Insured)
         09-01-19                                              7.50                  165,000                167,105
Cleveland Airport Systems Revenue Bonds
     Series A (FSA Insured) A.M.T.
         01-01-17                                              5.13                1,000,000                988,710
Cleveland Waterworks Improvement
     1st Mtge Refunding Revenue Bonds
     Series F 1992B (AMBAC Insured)
         01-01-16                                              6.25                1,000,000              1,036,840
Columbus Tax Increment Finance
     Revenue Bonds Easton
     Series 1999 (AMBAC Insured)
         12-01-24                                              4.88                1,000,000                958,400
Coshocton County Solid Waste Disposal
     Refunding Revenue Bonds
     Stone Container Series 1992
         08-01-13                                              7.88                1,000,000              1,020,420
Cuyahoga County Health Care Facilities
     Refunding Revenue Bonds Judson
     Retirement Community Series 1996A
         11-15-18                                              7.25                1,000,000              1,030,670
Cuyahoga County Hospital
     Improvement Revenue Bonds
     University Hospitals Health System
     Series 1992 (AMBAC Insured)
         01-15-11                                              6.50                  500,000                522,075
Cuyahoga County Hospital
     Refunding Revenue Bonds
     Cleveland Clinic Foundation
     Series 1992C (MBIA Insured)
         11-15-11                                              5.50                1,500,000              1,551,135
Cuyahoga County Hospital
     Revenue Bonds
     Meridia Health System
     Series 1991
         08-15-23                                              7.00                1,000,000              1,037,920
Cuyahoga County Hospital
     Revenue Bonds
     Mount Sinai Medical Center
     Series 1991 (AMBAC Insured)
         11-15-21                                              6.63                  600,000                625,032
Cuyahoga County Hospital
     Revenue Bonds
     University Hospitals Health System
     Series 1999 (AMBAC Insured)
         01-15-19                                              5.40                1,000,000              1,024,210
Cuyahoga County Hospital Facilities
     Revenue Bonds
     Canton Series 2000
         01-01-30                                              7.50                1,000,000              1,030,690
Cuyahoga County Limited Tax
     General Obligation Bonds
     Series 1993
         05-15-13                                              5.60                  500,000                546,165
Delaware County Sewer Improvement
     Limited Tax General Obligation Bonds
         12-01-15                                              5.25                1,000,000              1,018,790
Dover Limited Tax Improvement
     General Obligation Bonds
     Municipal Sewer System
         12-01-09                                              7.10                  930,000                949,763
Erie County Hospital Improvement
     Refunding Revenue Bonds
     Firelands Community Hospital
     Series 1992
         01-01-15                                              6.75                2,000,000              2,063,400
Franklin County Health Care Facilities
     Refunding Revenue Bonds
     Lutheran Senior City Incorporated
     Series 1999
         12-15-28                                              6.13                1,250,000              1,032,538
Franklin County Multi-family Housing
     Refunding Revenue Bonds
     Jefferson Chase Apartments
     Series 1998B A.M.T.
         11-01-35                                              6.40                1,000,000                918,340
Franklin County Multi-family Housing
     Refunding Revenue Bonds
     West Bay Apartments A.M.T.
         12-01-25                                              6.38                  990,000                702,880
Hamilton County Hospital Facilities
     Revenue Bonds Children's Hospital
     Medical Center Series 1998G
     (MBIA Insured)
         05-15-28                                              4.75                  500,000                460,070
Hamilton County Sales Tax
     Revenue Bonds
     Hamilton County Football
     Series 1998A (MBIA Insured)
         12-01-17                                              4.75                1,000,000                970,310
Hamilton County Sales Tax
     Revenue Bonds
     Hamilton County Football
     Series 1998B (MBIA Insured)
         12-01-27                                              5.00                1,000,000                972,710
Hilliard County School District
     Unlimited Tax General Obligation Bonds
     Series A (FGIC Insured)
         12-01-20                                              5.00                1,000,000                986,310
Jackson County Hospital Facilities
     Revenue Bonds Consolidated Health System
     Jackson Hospital (Asset Guaranty)
         10-01-20                                              6.13                1,000,000              1,069,230
Lakota Local School District Unlimited Tax
     Improvement General Obligation Bonds
     (AMBAC Insured)
         12-01-14                                              6.25                2,000,000              2,184,239
Lorain County Hospital Facilities
     Refunding Revenue Bonds
     EMH Regional Medical Center
     Series 1995 (AMBAC Insured)
         11-01-21                                              5.38                2,000,000              2,015,200
Lorain County Independent Living & Hospital
     Facilities Refunding Revenue Bonds
     Elyria United Methodist Series 1996C
         06-01-22                                              6.88                1,000,000              1,000,210
Mahoning Valley Sanitary District Water
     Refunding Revenue Bonds (FSA Insured)
         11-15-18                                              5.75                1,000,000              1,067,040
Marion County Health Care Facilities
     Improvement Refunding Revenue Bonds
     United Church Homes Series 1993
         11-15-10                                              6.38                  885,000                842,316
Marysville Sewer System 1st Mortgage
     Revenue Bonds Series 1988
     (BIG Insured)
         02-15-08                                              7.85                  335,000                335,915
Marysville Water System Mortgage
     Revenue Bonds
     Series 1991 (MBIA Insured)
         12-01-21                                              7.05                1,000,000              1,037,220
Montgomery County Hospital Facilities
     Refunding Revenue Bonds
     Kettering Medical Center
         04-01-22                                              6.75                1,000,000                986,550
Montgomery County Water
     Revenue Bonds
     Greater Moraine-Beavercreek District
     (FGIC Insured)
         11-15-17                                              6.25                1,000,000              1,044,340
North Olmstead County
     General Obligation Bonds
     (AMBAC Insured)
         12-01-16                                              5.00                1,500,000              1,506,375
         12-01-21                                              5.00                  200,000                196,680
Oak Hills Local School District
     Unlimited Tax General Obligation Bonds
     Series 1997 (MBIA Insured)
         12-01-25                                              5.13                1,000,000                990,790
Orrville Electric System
     Refunding Revenue & Improvement
     Mortgage Bonds
     Series 1997 (AMBAC Insured)
         12-01-17                                              5.10                1,000,000              1,006,940
Pickerington Local School District
     Unlimited Tax General Obligation
     Pre-refunded Bonds
     (AMBAC Insured)
         12-01-13                                              7.00                1,000,000              1,020,000
Rural Loraine County Water Authority
     Water Resource Improvement
     Pre-refunded Revenue Bonds
     Series 1991 (AMBAC Insured)
         10-01-11                                              7.00                1,000,000              1,031,810
Stark County Health Care Facilities
     Refunding Revenue Bonds
     Rose Lane (GNMA/FHA Insured)
         07-20-33                                              5.45                  215,000(e)             215,368
StateAir  Quality  Development  Authority
     Refunding  Revenue  Bonds JMG Funding
     Limited Partnership Series 1994
     (AMBAC Insured) A.M.T.
         01-01-29                                              6.38                2,000,000              2,116,959
         04-01-29                                              6.38                  500,000                529,240
State Air Quality Development Authority
     Revenue Bonds Columbus & Southern
     Series A (FGIC Insured)
         12-01-20                                              6.38                1,000,000              1,046,520
State Department of Administrative Services
     Certificate of Participation Ohio Center
     Series 1998 (AMBAC Insured)
         07-15-28                                              5.00                  550,000                533,352
State Housing Finance Agency
     Mortgage Revenue Bonds
     Aristocrat South Board & Care
     Series 1991A (FHA Insured) A.M.T.
         08-01-31                                              7.30                1,500,000              1,553,130
State Municipal Electric Generation Agency
     Revenue Bonds Joint Venture #5
     (AMBAC Insured)
         02-15-24                                              5.38                2,000,000              2,011,240
State Turnpike Commission Revenue
     Bonds Series 1998B (FGIC Insured)
         02-15-24                                              4.50                1,000,000                899,310
         02-15-28                                              4.75                  800,000                742,880
State Turnpike Revenue Bonds Series A
         02-15-24                                              5.75                1,000,000              1,064,930
State Turnpike Revenue Bonds Series A
     (MBIA Insured)
         02-15-26                                              5.50                1,000,000              1,076,000
State Valley School District School
     Improvement Unlimited Tax
     General Obligation Bonds
     Counties of Adams & Highland
     Series 1995 (MBIA Insured)
         12-01-21                                              5.25                2,000,000              2,007,960
State Water Development Authority
     Pollution Control Refunding Revenue
     Bonds Cleveland Electric Illuminating
     Series 1995
         08-01-25                                              7.70                1,000,000              1,065,680
State Water Development Authority
     Pollution Control
     Refunding Revenue Bonds
     Toledo Edison Series 1994A A.M.T.
         10-01-23                                              8.00                1,000,000              1,066,400
State Water Development Authority
     Solid Waste Disposal Revenue Bonds
     Northstar BHP Steel Cargill
     Series 1995 A.M.T.
         09-01-20                                              6.30                  500,000                516,800
State Water Development Authority
     Water Development
     Refunding & Improvement Revenue Bonds
     Pure Water (AMBAC Insured)
         12-01-18                                              5.50                  750,000                762,908
University of Cincinnati
     Certificates of Participation
     Student Recreation Center (MBIA Insured)
         06-01-24                                              5.13                1,000,000                989,870
Warren County Various Purpose
     Limited Tax General Obligation Bonds
     Series 1992
         12-01-12                                              6.10                  500,000                572,175
Youngstown State University
     General Receipts
     College Revenue Bonds
     Series 1998 (AMBAC Insured)
         12-15-16                                              4.75                1,000,000                979,710
Total municipal bonds
(Cost: $63,564,766)                                                                                     $66,650,579

Municipal notes (6.1%)
Issuer(c,d)                                                  Effective            Amount                Value(a)
                                                               yield              payable
                                                                                at maturity
Cuyahoga County Economic Development
     Revenue Bonds Cleveland Orchestra V.R.
         04-01-28                                              4.90%                $395,000               $395,000
State Air Quality Development Authority
     Pollution Control Refunding Revenue Bonds
     Ohio Edison V.R. Series 2000C
         06-01-23                                              4.90                1,500,000              1,500,000
State Air Quality Development Authority
     Pollution Control Refunding Revenue Bonds
     Toledo V.R. Series 2000A
         04-01-24                                              4.90                2,000,000              2,000,000
State Water & Air Development Authority
     Pollution Facilities Refunding Revenue
     Bonds Toledo Edison V.R. Series 2000A
         04-01-24                                              4.90                  400,000                400,000
Total municipal notes
(Cost: $4,295,000)                                                                                       $4,295,000

Total investments in securities
(Cost: $67,859,766)(f)                                                                                  $70,945,579


AXP Ohio Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

     ACA        --  ACA Financial Guaranty Corporation
     AMBAC      --  American Municipal Bond Association Corporation
     BIG        --  Bond Investors Guarantee
     CGIC       --  Capital Guaranty Insurance Company
     FGIC       --  Financial Guarantee Insurance Corporation
     FHA        --  Federal Housing Authority
     FNMA       --  Federal National Mortgage Association
     FSA        --  Financial Security Assurance
     GNMA       --  Government National Mortgage Association
     MBIA       --  Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

    A.M.T.      --  Alternative Minimum Tax -- As of Dec. 31, 2000, the value of securities subject to alternative minimum tax
                    represented 11.85% of net assets.
    B.A.N.      --  Bond Anticipation Note
    C.P.        --  Commercial Paper
    R.A.N.      --  Revenue Anticipation Note
    T.A.N.      --  Tax Anticipation Note
    T.R.A.N.    --  Tax & Revenue Anticipation Note
    V.R.        --  Variable Rate
    V.R.D.B.    --  Variable Rate Demand Bond
    V.R.D.N.    --  Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2000.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

    Type of security                                 Notional amount
    Sale contracts
    Municipal Bonds, March 2001                           $1,500,000

(f) At Dec. 31, 2000,  the cost of securities for federal income tax purposes
    was  approximately   $67,860,000  and  the  approximate  aggregate  gross
    unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                               $3,987,000
    Unrealized depreciation                                 (901,000)
                                                            --------
    Net unrealized appreciation                           $3,086,000
                                                          ----------

American
  Express
Funds

AXP State Tax-Exempt Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Ticker Symbol
AXP California Tax-Exempt Fund      Class A:ICALX  Class B:N/A    Class C:N/A
AXP Massachusetts Tax-Exempt Fund   Class A:IDMAX  Class B:N/A    Class C:N/A
AXP Michigan Tax-Exempt Fund        Class A:INMIX  Class B:N/A    Class C:N/A
AXP Minnesota Tax-Exempt Fund       Class A:IMNTX  Class B:IDSMX  Class C:N/A
AXP New York Tax-Exempt Fund        Class A:INYKX  Class B:N/A    Class C:N/A
AXP Ohio Tax-Exempt Fund            Class A:IOHIX  Class B:N/A    Class C:N/A

                                                                PRSRT STD AUTO
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                   AMERICAN
                                                                    EXPRESS

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                 S-6329 P (3/01)